Multi-Sector Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2024 (unaudited)

Common Stocks (0.1%)	Shares/ Par +	Value $ (000’s)
Energy (0.0%)
Constellation Oil - Class B *,Æ,d	112,235	12

Total		12

Financials (0.1%)
DrillCo Holding Lux SA - Class B *,Æ,d	2,686	66
DrillCo Holding Lux SA - Class C *,Æ,d	24,180	596

Total		662

Health Care (0.0%)
AmSurg Corp. *,Æ,d	9,484	512

Total		512

Real Estate (–%)
Corestate Capital Holding SA *,Æ,d	421,967	–π

Total		–π

Telecommunications (0.0%)
Intelsat Emergence SA *,Æ	9,447	281

Total		281

Total Common Stocks (Cost: $1,796)		1,467

Corporate Bonds (46.0%)
Basic Materials (0.7%)
ALROSA Finance SA
3.100%, 6/25/27 144A Æ,j	8,500,000	425
4.650%, 4/9/24 144A Æ,j	500,000	25
Cerdia Finanz GmbH 9.375%, 10/3/31 144A	1,300,000	1,326
Georgia-Pacific LLC 8.875%, 5/15/31	200,000	250
ICL Group, Ltd. 6.375%, 5/31/38 144A §	2,355,000	2,317
MMK International Capital DAC 4.375%, 6/13/24 144A Æ,j	1,400,000	70
Olympus Water US Holding Corp. 4.250%, 10/1/28 144A	1,200,000	1,146
Sasol Financing USA LLC 6.500%, 9/27/28	2,000,000	1,983
Sociedad Quimica y Minera de Chile SA 5.500%, 9/10/34 144A	1,300,000	1,301

Total		8,843

Communications (3.0%)
Altice France SA
4.000%, 7/15/29 EUR §,∞	3,250,000	2,532
4.250%, 10/15/29 EUR §,∞	400,000	311
AMC Networks, Inc. 4.250%, 2/15/29	500,000	362
AT&T, Inc.
3.500%, 9/15/53	237,000	174
3.650%, 9/15/59	6,663,000	4,834
3.800%, 12/1/57	115,000	87
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 2/1/31 144A	2,500,000	2,204
4.500%, 6/1/33 144A	800,000	679

Corporate Bonds (46.0%)	Shares/ Par +	Value $ (000’s)
Communications continued
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.700%, 4/1/51	300,000	192
4.200%, 3/15/28	1,700,000	1,653
Gray Television, Inc. 5.375%, 11/15/31 144A	750,000	469
Intelsat Jackson Holdings SA 6.500%, 3/15/30 144A	703,000	673
Level 3 Financing, Inc. 11.000%, 11/15/29 144A	1,100,000	1,218
Prosus NV 3.257%, 1/19/27 144A	500,000	483
Sirius XM Radio, Inc. 4.000%, 7/15/28 144A	400,000	377
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.152%, 3/20/28 144A	910,000	919
Sunrise FinCo I BV 4.875%, 7/15/31 144A	725,000	686
Telecom Italia SpA 7.875%, 7/31/28 EUR §,∞	1,400,000	1,761
T-Mobile USA, Inc.
4.700%, 1/15/35	2,000,000	1,993
5.050%, 7/15/33	750,000	769
5.650%, 1/15/53	1,000,000	1,052
Uber Technologies, Inc. 4.800%, 9/15/34	1,100,000	1,099
Verizon Communications, Inc. 2.355%, 3/15/32	3,500,000	3,015
Virgin Media Secured Finance PLC
4.125%, 8/15/30 GBP §,∞	1,200,000	1,388
4.250%, 1/15/30 GBP §,∞	3,200,000	3,776
VMED O2 UK Financing I PLC
4.000%, 1/31/29 GBP §,∞	3,100,000	3,709
4.500%, 7/15/31 GBP §,∞	400,000	461
4.750%, 7/15/31 144A	1,100,000	979
Vodafone Group PLC 7.000%, (USD 5 Year Swap Rate plus 4.873%), 4/4/79 α	1,700,000	1,793

Total		39,648

Consumer, Cyclical (5.4%)
1011778 BC ULC / New Red Finance, Inc. 5.625%, 9/15/29 144A	1,500,000	1,522
Air Canada Pass-Through Trust, Series 2020-2, Class A 5.250%, 10/1/30 144A	572,604	573
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A 4.800%, 2/15/29 144A	137,289	137
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700%, 4/1/28	151,537	147

Multi-Sector Bond Portfolio

Corporate Bonds (46.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
American Airlines Pass-Through Trust, Series 2015-1, Class A 3.375%, 11/1/28	274,963	261
American Airlines Pass-Through Trust, Series 2016-1, Class AA 3.575%, 7/15/29	681,351	657
American Airlines Pass-Through Trust, Series 2017-2, Class AA 3.350%, 4/15/31	742,793	701
Azelis Finance NV 4.750%, 9/25/29 144A EUR ∞	1,000,000	1,132
British Airways Pass-Through Trust, Series 2020-1, Class A
2.900%, 9/15/36 144A	351,513	312
4.250%, 5/15/34 144A	94,495	91
Carnival Corp. 4.000%, 8/1/28 144A	2,300,000	2,221
Flutter Treasury DAC 6.375%, 4/29/29 144A	1,200,000	1,243
Ford Motor Credit Co. LLC
2.386%, 2/17/26 EUR ∞	100,000	110
3.625%, 6/17/31	2,900,000	2,573
3.815%, 11/2/27	300,000	289
4.134%, 8/4/25	200,000	198
4.389%, 1/8/26	800,000	793
4.535%, 3/6/25 GBP ∞	100,000	133
7.200%, 6/10/30	25,000	27
7.350%, 11/4/27	50,000	53
7.350%, 3/6/30	25,000	27
Hilton Domestic Operating Co., Inc. 3.625%, 2/15/32 144A	2,900,000	2,620
IGT Lottery Holdings BV 4.250%, 3/15/30 144A EUR ∞	1,200,000	1,347
IHO Verwaltungs GmbH 3.750%, 9/15/26 EUR §,∞	3,250,000	3,608
JetBlue Airways Corp. 4.000%, 5/15/34	693,874	666
JetBlue Airways Corp. / JetBlue Loyalty LP 9.875%, 9/20/31 144A	600,000	632
John Lewis PLC 4.250%, 12/18/34 GBP §,∞	1,000,000	1,046
Las Vegas Sands Corp. 3.900%, 8/8/29	100,000	95
Marks & Spencer PLC 4.500%, 7/10/27 GBP §,∞	300,000	393
Melco Resorts Finance, Ltd. 4.875%, 6/6/25 144A	5,700,000	5,648
Mitchells & Butlers Finance PLC
5.524%, (SONIO plus 0.569%), 12/15/30 GBP §,∞	677,116	859
5.746%, (US SOFR plus 0.712%), 12/15/30 §	123,112	114
6.469%, 9/15/32 GBP §,∞	200,000	252
NCL Corp., Ltd. 8.125%, 1/15/29 144A	1,200,000	1,283
Nissan Motor Acceptance Corp. 2.000%, 3/9/26 144A	400,000	382
Nissan Motor Co., Ltd. 4.345%, 9/17/27 144A	3,500,000	3,412

Corporate Bonds (46.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Renault SA 2.375%, 5/25/26 EUR §,∞	3,900,000	4,257
Ritchie Bros Holdings, Inc. 7.750%, 3/15/31 144A	1,500,000	1,598
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC 11.359%, (CME Term SOFR 6 Month plus 6.053%), 10/15/26 144A	1,900,000	1,914
Royal Caribbean Cruises, Ltd. 5.625%, 9/30/31 144A	1,500,000	1,520
Sands China, Ltd. 2.300%, 3/8/27	400,000	374
3.250%, 8/8/31	1,100,000	967
3.800%, 1/8/26	1,700,000	1,671
5.900%, 8/8/28	450,000	454
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd. 8.000%, 9/20/25 144A	775,000	426
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000%, 10/11/27	508,383	501
United Airlines Pass-Through Trust, Series 2019-2, Class A 2.900%, 11/1/29	80,208	73
United Airlines Pass-Through Trust, Series 2020-1, Class A 5.875%, 4/15/29	1,458,543	1,488
United Airlines Pass-Through Trust, Series 2023-1, Class A 5.800%, 7/15/37	3,617,331	3,796
US Airways Pass-Through Trust, Series 2012-1, Class A 5.900%, 4/1/26	469,709	470
Viking Cruises, Ltd. 9.125%, 7/15/31 144A	425,000	465
Walgreens Boots Alliance, Inc.
3.600%, 11/20/25 GBP ∞	900,000	1,166
8.125%, 8/15/29	1,250,000	1,248
Wynn Macau, Ltd.
5.500%, 1/15/26 144A	200,000	198
5.500%, 1/15/26 §	500,000	496
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/1/29 144A	800,000	790
6.250%, 3/15/33 144A	1,700,000	1,722
7.125%, 2/15/31 144A	1,000,000	1,079
ZF Europe Finance BV 2.000%, 2/23/26 EUR §,∞	2,000,000	2,154
ZF Finance GmbH
2.750%, 5/25/27 EUR §,∞	4,300,000	4,533
3.750%, 9/21/28 EUR §,∞	2,000,000	2,093

Total		71,010

Consumer, Non-cyclical (5.8%)
Abertis Infraestructuras SA
1.625%, 7/15/29 EUR §,∞	500,000	521
1.875%, 3/26/32 EUR §,∞	600,000	604
3.000%, 3/27/31 EUR §,∞	600,000	658
3.375%, 11/27/26 GBP §,∞	2,100,000	2,713

Multi-Sector Bond Portfolio

Corporate Bonds (46.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Albion Financing 1 SARL / Aggreko Holdings, Inc.
5.250%, 10/15/26 EUR §,∞	1,600,000	1,802
6.125%, 10/15/26 144A	300,000	301
Alta Equipment Group, Inc. 9.000%, 6/1/29 144A	500,000	448
Amgen, Inc. 5.650%, 3/2/53	1,000,000	1,052
Ashtead Capital, Inc. 5.800%, 4/15/34 144A	1,000,000	1,045
Bacardi, Ltd. 4.700%, 5/15/28 144A	2,900,000	2,898
Bausch & Lomb Corp. 8.375%, 10/1/28 144A	700,000	740
Bayer US Finance LLC
6.125%, 11/21/26 144A	2,100,000	2,166
6.375%, 11/21/30 144A	400,000	428
Block, Inc. 6.500%, 5/15/32 144A	2,700,000	2,812
Boels Topholding BV 5.750%, 5/15/30 144A EUR ∞	1,300,000	1,487
Boost Newco Borrower LLC 7.500%, 1/15/31 144A	2,000,000	2,146
Centene Corp.
4.250%, 12/15/27	200,000	196
4.625%, 12/15/29	500,000	489
Cheplapharm Arzneimittel GmbH 7.500%, 5/15/30 144A EUR ∞	600,000	703
CHS / Community Health Systems, Inc.
6.000%, 1/15/29 144A	700,000	680
10.875%, 1/15/32 144A	500,000	551
Constellation Brands, Inc. 3.700%, 12/6/26	200,000	198
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US LLC 6.625%, 7/15/30 144A	2,300,000	2,390
CVS Pass-Through Trust
4.704%, 1/10/36 144A	320,349	300
5.926%, 1/10/34 144A	524,176	533
7.507%, 1/10/32 144A	50,601	54
Elevance Health, Inc. 4.750%, 2/15/33	900,000	910
ELO SACA 4.875%, 12/8/28 EUR §,∞	1,200,000	1,182
Global Medical Response, Inc. 8.750%, 10/31/28 144A	1,251,010	1,254
HCA, Inc.
5.200%, 6/1/28	2,500,000	2,565
5.450%, 4/1/31	1,200,000	1,250
Imperial Brands Finance PLC
3.500%, 7/26/26 144A	200,000	196
6.125%, 7/27/27 144A	2,200,000	2,288
IQVIA, Inc. 5.700%, 5/15/28	1,700,000	1,765
Kraft Heinz Foods Co. 4.375%, 6/1/46	1,500,000	1,328
LifePoint Health, Inc. 11.000%, 10/15/30 144A	1,600,000	1,805
Loxam SAS 2.875%, 4/15/26 EUR §,∞	100,000	111

Corporate Bonds (46.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Market Bidco Finco PLC 4.750%, 11/4/27 EUR §,∞	1,698,000	1,817
Medline Borrower LP / Medline Co-Issuer, Inc. 6.250%, 4/1/29 144A	2,000,000	2,061
Mundys SpA
1.875%, 7/13/27 EUR §,∞	400,000	427
1.875%, 2/12/28 EUR §,∞	5,500,000	5,786
Nexi SpA 2.125%, 4/30/29 EUR §,∞	3,700,000	3,841
Organon & Co. / Organon Foreign Debt Co- Issuer BV
2.875%, 4/30/28 EUR §,∞	2,800,000	2,990
4.125%, 4/30/28 144A	2,000,000	1,923
Perrigo Finance Unlimited Co. 4.900%, 6/15/30	200,000	195
Picard Groupe SAS 6.375%, 7/1/29 144A EUR ∞	900,000	1,031
Post Holdings, Inc. 5.500%, 12/15/29 144A	1,700,000	1,688
Prime Healthcare Services 9.375%, 9/1/29 144A	1,000,000	1,032
Prime Security Services Borrower LLC / Prime Finance, Inc. 3.375%, 8/31/27 144A	1,350,000	1,283
Sartorius Finance BV 4.500%, 9/14/32 EUR §,∞	2,000,000	2,348
Star Parent, Inc. 9.000%, 10/1/30 144A	1,300,000	1,396
Stryker Corp. 4.250%, 9/11/29	1,300,000	1,303
Teva Pharmaceutical Finance Netherlands II BV
4.375%, 5/9/30 EUR ∞	2,000,000	2,218
4.500%, 3/1/25 EUR ∞	137,000	152
Triton Water Holdings, Inc. 6.250%, 4/1/29 144A	1,600,000	1,598
Wand NewCo 3, Inc. 7.625%, 1/30/32 144A	1,200,000	1,264

Total		76,922

Energy (8.2%)
ADNOC Murban RSC, Ltd.
4.250%, 9/11/29 144A	1,800,000	1,796
5.125%, 9/11/54 144A	1,000,000	984
Aker BP ASA 3.750%, 1/15/30 144A	400,000	381
Antero Midstream Partners LP / Antero Midstream Finance Corp. 6.625%, 2/1/32 144A	850,000	880
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.625%, 7/15/26 144A	100,000	100
7.000%, 7/15/29 144A	1,300,000	1,351
Cheniere Corpus Christi Holdings LLC 5.125%, 6/30/27	100,000	102
Cheniere Energy Partners LP 4.000%, 3/1/31	1,400,000	1,325
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.500%, 6/15/31 144A	1,000,000	981
Ecopetrol SA 8.375%, 1/19/36	1,200,000	1,227

Multi-Sector Bond Portfolio

Corporate Bonds (46.0%)	Shares/ Par +	Value $ (000’s)
Energy continued
El Paso Natural Gas Co. LLC 8.375%, 6/15/32	200,000	242
Enbridge, Inc. 5.700%, 3/8/33	900,000	949
Energy Transfer LP
2.900%, 5/15/25	100,000	99
3.750%, 5/15/30	200,000	191
4.950%, 5/15/28	1,200,000	1,218
5.000%, 5/15/50	200,000	181
5.250%, 4/15/29	100,000	103
6.050%, 6/1/41	100,000	104
6.500%, 2/1/42	300,000	328
6.625%, 10/15/36	500,000	555
7.500%, 7/1/38	1,700,000	2,029
Eni SpA 5.500%, 5/15/34 144A	1,300,000	1,347
EQM Midstream Partners LP 4.500%, 1/15/29 144A	1,500,000	1,467
Gray Oak Pipeline LLC 3.450%, 10/15/27 144A	500,000	484
Greensaif Pipelines Bidco SARL
5.853%, 2/23/36 144A	2,900,000	2,999
6.129%, 2/23/38 §	1,300,000	1,377
Howard Midstream Energy Partners LLC 8.875%, 7/15/28 144A	1,800,000	1,909
KazMunayGas National Co. JSC
5.375%, 4/24/30 §	600,000	605
5.750%, 4/19/47 §	1,200,000	1,107
Kinder Morgan Energy Partners LP 6.550%, 9/15/40	2,382,000	2,584
Kinder Morgan, Inc. 7.750%, 1/15/32	1,216,000	1,420
Kraken Oil & Gas Partners LLC 7.625%, 8/15/29 144A	1,100,000	1,098
Matador Resources Co. 6.250%, 4/15/33 144A	2,000,000	1,966
MPLX LP 4.250%, 12/1/27	800,000	797
NGPL PipeCo LLC 7.768%, 12/15/37 144A	3,900,000	4,617
Noble Finance II LLC 8.000%, 4/15/30 144A	2,200,000	2,270
NuStar Logistics LP
5.625%, 4/28/27	1,400,000	1,406
6.000%, 6/1/26	200,000	201
Occidental Petroleum Corp.
5.200%, 8/1/29	1,000,000	1,017
5.375%, 1/1/32	1,200,000	1,216
5.875%, 9/1/25	700,000	703
OEG Finance PLC 7.250%, 9/27/29 144A EUR ∞	1,000,000	1,132
ONEOK, Inc. 5.050%, 11/1/34	2,300,000	2,289
Permian Resources Operating LLC 7.000%, 1/15/32 144A	925,000	962
Pertamina Persero PT 6.500%, 11/7/48 144A	4,300,000	4,843
Petroleos de Venezuela SA
5.375%, 4/12/27 §,j	6,500,000	616
5.500%, 4/12/37 §,j	4,300,000	418

Corporate Bonds (46.0%)	Shares/ Par +	Value $ (000’s)
Energy continued
Petroleos Mexicanos
2.750%, 4/21/27 EUR §,∞	1,100,000	1,131
4.750%, 2/26/29 EUR §,∞	3,000,000	3,100
5.625%, 1/23/46	378,000	245
5.950%, 1/28/31	2,400,000	2,077
6.350%, 2/12/48	1,700,000	1,177
6.625%, 6/15/35	3,700,000	3,021
6.625%, 6/15/38	2,000,000	1,516
6.700%, 2/16/32	536,000	480
6.750%, 9/21/47	2,900,000	2,078
7.690%, 1/23/50	2,580,000	2,016
Petrorio Luxembourg SARL 6.125%, 6/9/26 144A	200,000	200
Plains All American Pipeline LP / PAA Finance Corp.
4.900%, 2/15/45	1,100,000	993
6.650%, 1/15/37	277,000	306
QatarEnergy LNG S3 5.838%, 9/30/27 144A	1,261,780	1,279
Rio Oil Finance Trust 9.750%, 1/6/27 §	189,110	195
Sabine Pass Liquefaction LLC
4.500%, 5/15/30	700,000	698
5.625%, 3/1/25	1,592,000	1,593
5.875%, 6/30/26	400,000	406
Santos Finance, Ltd. 3.649%, 4/29/31 144A	700,000	636
Saudi Arabian Oil Co.
5.250%, 7/17/34 144A	1,150,000	1,183
5.750%, 7/17/54 144A	725,000	734
Seadrill Finance, Ltd. 8.375%, 8/1/30 144A	1,500,000	1,566
Sitio Royalties Operating Partnership LP / Sitio Finance Corp. 7.875%, 11/1/28 144A	1,100,000	1,151
Southern Gas Corridor CJSC 6.875%, 3/24/26 §	1,100,000	1,125
Southwestern Energy Co. 5.375%, 2/1/29	100,000	100
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 5.500%, 1/15/28 144A	1,625,000	1,573
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.500%, 3/1/30	1,200,000	1,222
Transocean Aquila, Ltd. 8.000%, 9/30/28 144A	998,462	1,021
Valaris, Ltd. 8.375%, 4/30/30 144A	1,000,000	1,030
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29 144A	2,700,000	2,552
3.875%, 11/1/33 144A	1,600,000	1,435
Venture Global LNG, Inc.
7.000%, 1/15/30 144A	2,200,000	2,248
8.375%, 6/1/31 144A	2,700,000	2,851
9.500%, 2/1/29 144A	2,000,000	2,253
Vital Energy, Inc. 7.875%, 4/15/32 144A	1,100,000	1,066
Western Midstream Operating LP 3.100%, 2/1/25	1,200,000	1,190

Multi-Sector Bond Portfolio

Corporate Bonds (46.0%)	Shares/ Par +	Value $ (000’s)
Energy continued
Woodside Finance, Ltd. 5.100%, 9/12/34	2,100,000	2,086
Yinson Boronia Production BV 8.947%, 7/31/42 144A	2,425,000	2,588

Total		108,097

Financial (14.3%)
Abu Dhabi Development Holding Co. PJSC 5.375%, 5/8/29 144A	1,900,000	1,978
ADLER Financing SARL 12.500%, 12/31/28 EUR ∞	5,923,300	6,864
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.650%, 7/21/27	500,000	491
4.450%, 4/3/26	900,000	898
4.625%, 10/15/27	500,000	503
Aircastle, Ltd. 2.850%, 1/26/28 144A	600,000	561
4.250%, 6/15/26	300,000	298
5.250%, 8/11/25 144A	2,400,000	2,401
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.000%, 1/15/31 144A	1,200,000	1,233
Ally Financial, Inc. 6.848%, (US SOFR plus 2.820%), 1/3/30 α	1,000,000	1,056
8.000%, 11/1/31	3,271,000	3,703
American Tower Corp. 5.900%, 11/15/33	2,500,000	2,687
Antares Holdings LP 2.750%, 1/15/27 144A	250,000	234
Ares Capital Corp. 2.875%, 6/15/28	1,200,000	1,107
Athene Global Funding 5.339%, 1/15/27 144A	1,500,000	1,525
Athora Netherlands NV
7.000%, (5 Year EUR Annual Swap Rate plus 6.463%), 6/19/25 EUR §,µ,∞,α,Y	200,000	225
Aviation Capital Group LLC 5.500%, 12/15/24 144A	1,000,000	999
Avolon Holdings Funding, Ltd. 2.528%, 11/18/27 144A	2,173,000	2,029
Banca Monte dei Paschi di Siena SpA 1.875%, 1/9/26 EUR §,∞	300,000	327
2.625%, 4/28/25 EUR §,∞	1,600,000	1,771
7.708%, (5 Year EUR Annual Swap Rate plus 5.005%), 1/18/28 EUR §,∞,α	3,800,000	4,606
8.000%, (5 Year EUR Annual Swap Rate plus 8.149%), 1/22/30 EUR §,∞,α	500,000	561
8.500%, (5 Year EUR Annual Swap Rate plus 8.917%), 9/10/30 EUR §,∞,α	800,000	919
Banco Bilbao Vizcaya Argentaria SA
6.138%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus 2.700%), 9/14/28 α	2,300,000	2,404
Banco BTG Pactual SA
4.500%, 1/10/25 144A	500,000	498
6.250%, 4/8/29 144A	1,500,000	1,566
Banco do Brasil SA 8.500%, 7/29/26 MXN §,∞	22,000,000	1,099

Corporate Bonds (46.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
Bank of America Corp. 3.419%, (US SOFR 3 Month plus 1.302%), 12/20/28 α	973,000	947
5.288%, (US SOFR plus 1.910%), 4/25/34 α	1,900,000	1,975
5.468%, (US SOFR plus 1.650%), 1/23/35 α	1,900,000	1,998
Bank of Ireland Group PLC
6.253%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus 2.650%), 9/16/26 144A α	600,000	608
Barclays PLC 5.501%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus 2.650%), 8/9/28 α	3,000,000	3,078
6.125%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus 5.867%), 12/15/25 µ,α,Y	500,000	498
7.437%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus 3.500%), 11/2/33 α	500,000	577
Blue Owl Finance LLC 6.250%, 4/18/34 144A	1,200,000	1,257
BNP Paribas SA
1.904%, (US SOFR plus 1.609%), 9/30/28 144A α	1,700,000	1,579
5.497%, (US SOFR plus 1.590%), 5/20/30 144A α	1,100,000	1,140
BPCE SA
5.936%, (US SOFR plus 1.850%), 5/30/35 144A α	2,000,000	2,094
Brandywine Operating Partnership LP 8.875%, 4/12/29	1,200,000	1,326
CaixaBank SA
5.673%, (US SOFR plus 1.780%), 3/15/30 144A α	1,300,000	1,350
Cantor Fitzgerald LP 7.200%, 12/12/28 144A	1,200,000	1,273
Chubb INA Holdings, Inc. 0.875%, 6/15/27 EUR ∞	200,000	211
CI Financial Corp. 7.500%, 5/30/29 144A	1,100,000	1,147
Citigroup, Inc. 3.400%, 5/1/26	400,000	395
5.449%, (US SOFR plus 1.447%), 6/11/35 α	1,800,000	1,877
Corestate Capital Holding SA 10.000%, 12/31/26 EUR ∞,Þ	220,650	216
Credicorp Capital Sociedad Titulizadora SA 10.100%, 12/15/43 144A PEN §,∞	13,000,000	3,586
Credit Acceptance Corp. 9.250%, 12/15/28 144A	1,200,000	1,283
Credit Agricole SA
4.631%, (US SOFR plus 1.000%), 9/11/28 144A α	1,300,000	1,306
Crown Castle, Inc. 2.100%, 4/1/31	1,700,000	1,454
5.000%, 1/11/28	1,700,000	1,730
DAE Sukuk DIFC, Ltd. 3.750%, 2/15/26 144A	1,000,000	984
Deutsche Bank AG 3.729%, (US SOFR plus 2.757%), 1/14/32 α	1,550,000	1,391
5.882%, (US SOFR plus 5.438%), 7/8/31 α	300,000	308

Multi-Sector Bond Portfolio

Corporate Bonds (46.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
DrillCo Holding Lux SA 7.500%, 6/15/30 §	677,407	645
Encore Capital Group, Inc.
8.500%, 5/15/30 144A	700,000	738
9.250%, 4/1/29 144A	1,200,000	1,291
Fairfax Financial Holdings, Ltd. 2.750%, 3/29/28 EUR §,∞	1,700,000	1,864
Fidelity National Financial, Inc. 3.400%, 6/15/30	200,000	186
Freedom Mortgage Corp.
6.625%, 1/15/27 144A	500,000	501
7.625%, 5/1/26 144A	2,100,000	2,119
12.000%, 10/1/28 144A	1,000,000	1,092
GLP Capital LP / GLP Financing II, Inc. 5.750%, 6/1/28	400,000	411
goeasy, Ltd. 9.250%, 12/1/28 144A	1,100,000	1,184
The Goldman Sachs Group, Inc.
5.330%, (US SOFR plus 1.550%), 7/23/35 α	200,000	207
5.851%, (US SOFR plus 1.552%), 4/25/35 α	2,500,000	2,686
6.484%, (US SOFR plus 1.770%), 10/24/29 α	1,700,000	1,831
HAT Holdings I LLC / HAT Holdings II LLC 8.000%, 6/15/27 144A	2,250,000	2,384
HSBC Holdings PLC
1.645%, (US SOFR plus 1.538%), 4/18/26 α	200,000	196
2.099%, (US SOFR plus 1.929%), 6/4/26 α	200,000	196
3.973%, (US SOFR 3 Month plus 1.872%), 5/22/30 α	3,075,000	2,996
Hudson Pacific Properties LP 3.250%, 1/15/30	500,000	379
ING Groep NV
5.750%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 4.342%), 11/16/26 µ,α,y	1,800,000	1,786
Intesa Sanpaolo SpA
4.000%, 9/23/29 144A	200,000	192
5.500%, (5 Year EUR Annual Swap Rate plus 5.848%), 3/1/28 EUR §,µ,∞,α,y	1,025,000	1,135
5.875%, (5 Year EUR Annual Swap Rate plus 6.086%), 9/1/31 EUR §,µ,∞,α,y	450,000	495
Jane Street Group / JSG Finance, Inc. 7.125%, 4/30/31 144A	1,900,000	2,013
Jefferies Finance LLC / JFIN Co-Issuer Corp. 5.000%, 8/15/28 144A	1,500,000	1,426
JPMorgan Chase & Co.
5.040%, (US SOFR plus 1.190%), 1/23/28 α	2,000,000	2,034
5.294%, (US SOFR plus 1.460%), 7/22/35 α	2,000,000	2,086
5.336%, (US SOFR plus 1.620%), 1/23/35 α	1,300,000	1,359
5.581%, (US SOFR plus 1.160%), 4/22/30 α	1,200,000	1,260
Kaisa Group Holdings, Ltd.
9.375%, 6/30/24 §,j	400,000	12
9.750%, 9/28/23 §,j	600,000	19
10.500%, 1/15/25 §,j	1,100,000	35
10.875%, 7/23/23 §,j	400,000	12
11.250%, 4/16/25 §,j	3,500,000	112
11.650%, 6/1/26 §,j	1,000,000	28
Kennedy Wilson, Inc. 4.750%, 2/1/30	1,800,000	1,632

Corporate Bonds (46.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
Ladder Capital Finance LLLP / Ladder Capital Finance Corp. 7.000%, 7/15/31 144A	1,300,000	1,378
Lazard Group LLC 6.000%, 3/15/31	1,200,000	1,265
LeasePlan Corp. NV 2.875%, 10/24/24 144A	300,000	300
Lloyds Banking Group PLC
4.976%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.300%), 8/11/33 α	200,000	202
5.679%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.750%), 1/5/35 α	1,700,000	1,788
Logicor Financing SARL 3.250%, 11/13/28 EUR §,∞	600,000	656
Marsh & McLennan Cos., Inc. 1.349%, 9/21/26 EUR ∞	100,000	108
Mizuho Financial Group, Inc.
5.594%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.300%), 7/10/35 α	1,500,000	1,582
Morgan Stanley 5.320%, (US SOFR plus 1.555%), 7/19/35 α	1,800,000	1,869
5.466%, (US SOFR plus 1.730%), 1/18/35 α	2,000,000	2,091
Morgan Stanley Bank NA 4.968%, (US SOFR plus 0.930%), 7/14/28 α	1,300,000	1,326
Nationstar Mortgage Holdings, Inc. 7.125%, 2/1/32 144A	1,300,000	1,358
NatWest Group PLC
4.800%, 4/5/26	2,800,000	2,813
4.892%, (ICE LIBOR USD 3 Month plus 1.754%), 5/18/29 α	1,100,000	1,112
6.000%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 5.625%), 12/29/25 µ,α,y	500,000	500
Newmark Group, Inc. 7.500%, 1/12/29	1,200,000	1,296
NN Group NV
4.500%, (Euribor 3 Month ACT/360 plus 4.000%), 7/15/49 EUR §,µ,∞,α	2,600,000	2,908
Nomura Holdings, Inc. 5.594%, 7/2/27	1,000,000	1,030
OMEGA Healthcare Investors, Inc. 4.500%, 1/15/25	100,000	100
OneMain Finance Corp.
3.500%, 1/15/27	1,100,000	1,051
4.000%, 9/15/30	700,000	624
7.125%, 3/15/26	1,400,000	1,429
Pacific Life Global Funding II 1.200%, 6/24/25 144A	200,000	195
Panama Infrastructure Receivable Purchaser PLC 0.000%, 4/5/32 144A PO	2,900,000	2,023
Panther Escrow Issuer LLC 7.125%, 6/1/31 144A	1,800,000	1,888
PennyMac Financial Services, Inc. 7.875%, 12/15/29 144A	1,800,000	1,919
PRA Group, Inc. 8.375%, 2/1/28 144A	1,300,000	1,346

Multi-Sector Bond Portfolio

Corporate Bonds (46.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
RLJ Lodging Trust LP 3.750%, 7/1/26 144A	200,000	196
Sammons Financial Group, Inc. 6.875%, 4/15/34 144A	1,500,000	1,605
Santander UK Group Holdings PLC
2.896%, (US SOFR plus 1.475%), 3/15/32 α	800,000	710
3.823%, (ICE LIBOR USD 3 Month plus 1.400%), 11/3/28 α	4,000,000	3,912
Sberbank of Russia Via SB Capital SA 5.250%, 5/23/23 §,Æ,j,y	4,500,000	225
Sixth Street Lending Partners 5.750%, 1/15/30 144A	1,200,000	1,196
Starwood Property Trust, Inc. 6.000%, 4/15/30 144A	1,175,000	1,176
Sumitomo Mitsui Financial Group, Inc. 5.424%, 7/9/31	1,900,000	1,994
Tesco Property Finance 3 PLC 5.744%, 4/13/40 GBP §,∞	88,442	119
Tesco Property Finance 6 PLC 5.411%, 7/13/44 GBP §,∞	2,461,149	3,214
Titanium 2L Bondco SARL 6.250%, 1/14/31 EUR ∞	8,785,200	2,738
Trust Fibra Uno
6.390%, 1/15/50 144A	100,000	84
7.375%, 2/13/34 144A	1,200,000	1,235
Turkiye Is Bankasi AS, Series 2024-H
7.962%, (US SOFR 3 Month plus 2.910%), 11/15/34 Æ,d	1,250,000	1,250
UBS Group AG
4.703%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.050%), 8/5/27 144A α	400,000	401
5.428%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.520%), 2/8/30 144A α	1,200,000	1,241
5.699%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.770%), 2/8/35 144A α	1,300,000	1,372
6.327%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.600%), 12/22/27 144A α	3,000,000	3,123
UniCredit SpA
7.296%, (USD 5 Year Swap Rate plus 4.914%), 4/2/34 144A α	3,700,000	3,944
VFH Parent LLC / Valor Co-Issuer, Inc. 7.500%, 6/15/31 144A	900,000	944
VICI Properties, Inc. 5.750%, 4/1/34	2,600,000	2,723
Virgin Money UK PLC
3.375%, (1 Year GBP Swap Rate plus 2.145%), 4/24/26 GBP §,∞,α	100,000	132
4.000%, (1 Year UK Gilts plus 2.800%), 9/25/26 GBP §,∞,α	500,000	660
4.000%, (1 Year UK Gilts plus 3.750%), 9/3/27 GBP §,∞,α	200,000	262
Wells Fargo & Co.
4.808%, (US SOFR plus 1.980%), 7/25/28 α	700,000	708
5.574%, (US SOFR plus 1.740%), 7/25/29 α	1,500,000	1,561
5.707%, (US SOFR plus 1.070%), 4/22/28 α	3,000,000	3,098
Weyerhaeuser Co. 7.375%, 3/15/32	424,000	491

Corporate Bonds (46.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
Yango Justice International, Ltd.
7.500%, 4/15/24 §,y	4,200,000	2
7.875%, 9/4/24 §,y	600,000	—	π

Total		189,146

Industrial (2.9%)
Berry Global, Inc. 1.570%, 1/15/26	100,000	96
The Boeing Co.
3.950%, 8/1/59	2,000,000	1,368
5.150%, 5/1/30	2,400,000	2,406
6.858%, 5/1/54 144A	2,000,000	2,195
Cargo Aircraft Management, Inc. 4.750%, 2/1/28 144A	1,400,000	1,342
Constellation Oil Services Holding SA 3.000%, 12/31/26	101,085	92
DAE Funding LLC
2.625%, 3/20/25 144A	500,000	494
3.375%, 3/20/28 144A	700,000	668
3.375%, 3/20/28 §	200,000	191
Empresa de Transporte de Pasajeros Metro SA 4.700%, 5/7/50 §	1,400,000	1,237
ESAB Corp. 6.250%, 4/15/29 144A	1,200,000	1,233
Flex, Ltd. 3.750%, 2/1/26	700,000	692
Fortress Transportation & Infrastructure Investors LLC
5.500%, 5/1/28 144A	400,000	398
7.000%, 5/1/31 144A	4,400,000	4,638
GE Capital UK Funding Unlimited Co. 5.875%, 1/18/33 GBP ∞	800,000	1,112
General Electric Co. 4.125%, 9/19/35 EUR §,∞	500,000	589
GN Bondco LLC 9.500%, 10/15/31 144A	1,200,000	1,263
Imola Merger Corp. 4.750%, 5/15/29 144A	1,775,000	1,732
Intelligent Packaging, Ltd. Finco, Inc. / Intelligent Packaging, Ltd. Co-Issuer LLC 6.000%, 9/15/28 144A	1,375,000	1,363
International Distribution Services PLC 7.375%, 9/14/30 GBP §,∞	1,000,000	1,379
Lima Metro Line 2 Finance, Ltd. 5.875%, 7/5/34 144A	252,875	257
Rolls-Royce PLC
4.625%, 2/16/26 EUR §,∞	1,600,000	1,809
5.750%, 10/15/27 144A	1,400,000	1,444
SMBC Aviation Capital Finance DAC 2.300%, 6/15/28 144A	200,000	185
Spirit Aerosystems, Inc.
9.375%, 11/30/29 144A	100,000	109
9.750%, 11/15/30 144A	1,500,000	1,673
Standard Industries, Inc. 2.250%, 11/21/26 EUR §,∞	2,600,000	2,794
TransDigm, Inc.
6.000%, 1/15/33 144A	1,700,000	1,724
7.125%, 12/1/31 144A	1,600,000	1,692
Vallourec SACA 7.500%, 4/15/32 144A	1,300,000	1,379

Multi-Sector Bond Portfolio

Corporate Bonds (46.0%)	Shares/ Par +	Value $ (000’s)
Industrial continued
XPO, Inc. 6.250%, 6/1/28 144A	1,200,000	1,227

Total		38,781

Technology (2.1%)
Booz Allen Hamilton, Inc. 3.875%, 9/1/28 144A	1,200,000	1,164
Broadcom, Inc.
2.450%, 2/15/31 144A	700,000	620
3.137%, 11/15/35 144A	3,100,000	2,651
CDW LLC/CDW Finance Corp. 5.550%, 8/22/34	1,300,000	1,330
Cloud Software Group, Inc. 8.250%, 6/30/32 144A	1,300,000	1,359
Crowdstrike Holdings, Inc. 3.000%, 2/15/29	1,275,000	1,180
Dell International LLC / EMC Corp.
5.300%, 10/1/29	4,300,000	4,479
6.020%, 6/15/26	149,000	153
8.100%, 7/15/36	162,000	202
Gartner, Inc. 3.750%, 10/1/30 144A	1,400,000	1,314
IPD 3 BV
6.856%, (Euribor 3 Month ACT/360 plus 3.375%), 6/15/31 144A EUR ∞	1,700,000	1,896
Marvell Technology, Inc. 5.750%, 2/15/29	1,300,000	1,364
NCR Atleos Corp. 9.500%, 4/1/29 144A	375,000	413
NXP BV / NXP Funding LLC 5.350%, 3/1/26	1,600,000	1,616
Oracle Corp. 3.850%, 4/1/60	1,200,000	903
Seagate HDD Cayman
4.125%, 1/15/31	650,000	601
9.625%, 12/1/32	920,000	1,068
SS&C Technologies, Inc. 6.500%, 6/1/32 144A	750,000	775
Ubisoft Entertainment SA 0.878%, 11/24/27 EUR §,∞	800,000	720
UKG, Inc. 6.875%, 2/1/31 144A	2,800,000	2,893
VMware LLC 4.500%, 5/15/25	300,000	299
4.650%, 5/15/27	1,400,000	1,410
4.700%, 5/15/30	100,000	101

Total		28,511

Utilities (3.6%)
American Electric Power Co., Inc. 5.625%, 3/1/33	1,000,000	1,055
Centrais Eletricas Brasileiras SA 4.625%, 2/4/30 144A	300,000	285
Chile Electricity Lux MPC SARL 6.010%, 1/20/33 144A	1,061,500	1,099
Constellation Energy Generation LLC 6.500%, 10/1/53	1,000,000	1,156
Duke Energy Corp. 3.750%, 4/1/31 EUR ∞	2,100,000	2,363
Edison International 5.750%, 6/15/27	100,000	103

Corporate Bonds (46.0%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Electricite de France SA
4.500%, 9/21/28 144A	900,000	901
6.000%, 4/22/64 144A	1,300,000	1,319
6.250%, 5/23/33 144A	1,200,000	1,309
9.125%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 5.411%), 6/15/33 144A µ,α	1,500,000	1,707
Exelon Corp. 5.450%, 3/15/34	1,200,000	1,259
Georgia Power Co. 5.250%, 3/15/34	1,200,000	1,258
Lightning Power LLC 7.250%, 8/15/32 144A	1,500,000	1,577
Monongahela Power Co. 5.850%, 2/15/34 144A	900,000	965
Nakilat, Inc.
6.067%, 12/31/33 §	801,780	855
6.267%, 12/31/33 144A	405,335	428
National Fuel Gas Co. 5.200%, 7/15/25	300,000	300
NextEra Energy Operating Partners LP 7.250%, 1/15/29 144A	1,000,000	1,054
Niagara Energy SAC 5.746%, 10/3/34 144A	1,500,000	1,507
NPC Ukrenergo 6.875%, 11/9/28 §,j	200,000	126
Pacific Gas & Electric Co.
2.100%, 8/1/27	100,000	94
2.500%, 2/1/31	100,000	88
2.950%, 3/1/26	100,000	98
3.150%, 1/1/26	1,600,000	1,570
3.300%, 3/15/27	200,000	194
3.300%, 12/1/27	500,000	483
3.300%, 8/1/40	2,700,000	2,097
3.450%, 7/1/25	300,000	297
3.500%, 6/15/25	1,500,000	1,483
3.750%, 7/1/28	100,000	97
4.200%, 6/1/41	100,000	84
4.250%, 3/15/46	100,000	83
4.450%, 4/15/42	300,000	261
4.550%, 7/1/30	500,000	496
PacifiCorp 5.450%, 2/15/34	2,200,000	2,287
Perusahaan Listrik Negara PT
3.000%, 6/30/30 144A	1,500,000	1,370
6.150%, 5/21/48 §	3,300,000	3,462
PPL Electric Utilities Corp. 4.850%, 2/15/34	1,650,000	1,688
Southern California Edison Co.
5.200%, 6/1/34	1,100,000	1,140
5.650%, 10/1/28	1,250,000	1,314
Southern California Gas Co. 5.050%, 9/1/34	1,400,000	1,444
The Southern Co. 4.850%, 3/15/35	1,200,000	1,210
Thames Water Utilities Finance PLC 5.500%, 2/11/41 GBP §,∞	1,225,000	1,212
Tierra Mojada Luxembourg II SARL 5.750%, 12/1/40 §	2,893,039	2,748

Multi-Sector Bond Portfolio

Corporate Bonds (46.0%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Virginia Electric & Power Co. 5.000%, 1/15/34	2,000,000	2,049

Total		47,975

Total Corporate Bonds (Cost: $643,939)		608,933

Governments (21.4%)
Governments (21.4%)
Abu Dhabi Government International Bond 2.700%, 9/2/70 144A	3,700,000	2,286
2.700%, 9/2/70 §	900,000	556
3.875%, 4/16/50 §	1,500,000	1,258
Angolan Government International Bond 8.000%, 11/26/29 §	1,200,000	1,090
9.125%, 11/26/49 §	1,600,000	1,324
Argentine Republic Government International Bond 0.750%, 7/9/30	768,823	472
1.000%, 7/9/29	405,455	263
3.500%, 7/9/41	14,493,196	6,609
3.625%, 7/9/35	5,922,164	2,843
Australian Government 4.250%, 4/21/26 AUD §,∞	2,400,000	1,674
Bank Gospodarstwa Krajowego 5.750%, 7/9/34 144A	2,200,000	2,307
Banque Ouest Africaine de Developpement 2.750%, 1/22/33 144A EUR ∞	500,000	462
Benin Government International Bond 7.960%, 2/13/38 144A	2,500,000	2,478
Brazilian Government International Bond 5.000%, 1/27/45	1,000,000	824
6.125%, 3/15/34	3,400,000	3,465
7.125%, 5/13/54	2,250,000	2,328
Chile Government International Bond 3.875%, 7/9/31 EUR ∞	1,900,000	2,176
4.850%, 1/22/29	1,200,000	1,225
Colombia Government International Bond 4.500%, 3/15/29	3,800,000	3,598
5.000%, 6/15/45	6,000,000	4,415
5.200%, 5/15/49	200,000	148
8.000%, 11/14/35	1,000,000	1,066
Costa Rica Government International Bond 7.300%, 11/13/54 144A	800,000	883
Dominican Republic International Bond 4.875%, 9/23/32 144A	550,000	523
4.875%, 9/23/32 §	1,700,000	1,616
6.500%, 2/15/48 144A	2,800,000	2,877
6.500%, 2/15/48 §	1,000,000	1,028
6.875%, 1/29/26 §	500,000	509
Ecuador Government International Bond 0.000%, 7/31/30 144A PO	323,958	181
2.500%, 7/31/40 144A	1,225,800	637
3.500%, 7/31/35 144A	2,674,620	1,521
3.500%, 7/31/35 §	2,961,000	1,683
6.900%, 7/31/30 §	2,250,000	1,635
Egypt Government International Bond 6.375%, 4/11/31 EUR §,∞	6,550,000	6,105
7.500%, 2/16/61 144A	1,900,000	1,374
7.500%, 2/16/61 §	800,000	578
El Salvador Government International Bond 0.250%, 4/17/30 144A IO	2,200,000	46

Governments (21.4%)	Shares/ Par +	Value $ (000’s)
Governments continued
6.375%, 1/18/27 §	1,063,000	1,018
9.250%, 4/17/30 144A	2,200,000	2,184
European Union 3.000%, 12/4/34 EUR §,∞	13,100,000	14,870
Federal Republic of Nigeria 7.625%, 11/28/47 §	700,000	536
7.696%, 2/23/38 §	600,000	489
7.875%, 2/16/32 §	2,800,000	2,519
Ghana Government International Bond 8.125%, 3/26/32 §,j	3,700,000	1,960
8.950%, 3/26/51 §,j	2,100,000	1,118
Guatemala Government Bond 6.050%, 8/6/31 144A	1,200,000	1,230
6.600%, 6/13/36 144A	1,700,000	1,785
Hungary Government International Bond 5.375%, 9/12/33 EUR §,∞	4,400,000	5,282
5.500%, 3/26/36 144A	1,400,000	1,410
6.125%, 5/22/28 144A	1,200,000	1,251
Ivory Coast Government International Bond 5.250%, 3/22/30 EUR §,∞	500,000	530
5.875%, 10/17/31 144A EUR ∞	300,000	316
6.625%, 3/22/48 144A EUR ∞	900,000	824
6.625%, 3/22/48 EUR §,∞	800,000	732
6.875%, 10/17/40 144A EUR ∞	400,000	393
6.875%, 10/17/40 EUR §,∞	100,000	98
Kenya Government International Bond 9.750%, 2/16/31 144A	1,400,000	1,415
Kingdom of Jordan 4.950%, 7/7/25 144A	300,000	296
5.850%, 7/7/30 144A	400,000	377
7.500%, 1/13/29 144A	800,000	812
Mexican Udibonos 2.750%, 11/27/31 MXN ∞	8,247,167	365
4.000%, 8/24/34 MXN ∞	39,009,100	1,852
Morocco Government International Bond 4.000%, 12/15/50 144A	500,000	369
5.500%, 12/11/42 §	800,000	759
North Macedonia 3.675%, 6/3/26 144A EUR ∞	500,000	547
Oman Government International Bond 6.000%, 8/1/29 §	900,000	943
6.250%, 1/25/31 144A	2,300,000	2,454
6.500%, 3/8/47 §	500,000	527
6.750%, 1/17/48 §	1,100,000	1,191
Panama Government International Bond 3.750%, 3/16/25	1,100,000	1,091
4.500%, 4/16/50	1,300,000	954
6.700%, 1/26/36	1,900,000	1,978
6.853%, 3/28/54	3,800,000	3,842
7.500%, 3/1/31	2,900,000	3,168
8.125%, 4/28/34	100,000	107
Perusahaan Penerbit SBSN Indonesia III 3.550%, 6/9/51 §	1,400,000	1,098
3.800%, 6/23/50 §	1,400,000	1,150
Republic of Cameroon International Bond 5.950%, 7/7/32 EUR §,∞	1,000,000	901
9.500%, 7/31/31 §	900,000	875
Republic of Indonesia 3.650%, 9/10/32 EUR ∞	1,400,000	1,562

Multi-Sector Bond Portfolio

Governments (21.4%)	Shares/ Par +	Value $ (000’s)
Governments continued
Republic of Pakistan 6.000%, 4/8/26 §	1,200,000	1,124
7.375%, 4/8/31 §	700,000	593
Republic of Paraguay 5.600%, 3/13/48 §	600,000	574
6.000%, 2/9/36 §	1,300,000	1,370
6.100%, 8/11/44 §	300,000	308
Republic of Peru 3.300%, 3/11/41	2,700,000	2,124
6.900%, 8/12/37 144A PEN ∞	5,500,000	1,527
Republic of Poland Government International Bond 5.125%, 9/18/34	2,900,000	2,980
5.500%, 3/18/54	1,000,000	1,021
Republic of South Africa Government International Bond 4.850%, 9/30/29	1,200,000	1,165
4.875%, 4/14/26	600,000	600
5.000%, 10/12/46	500,000	386
5.750%, 9/30/49	2,100,000	1,745
8.000%, 1/31/30 ZAR ∞	17,700,000	989
8.875%, 2/28/35 ZAR ∞	39,700,000	2,127
10.000%, 3/31/33 ZAR ∞	32,100,000	1,887
Republic of Uzbekistan International Bond 5.375%, 5/29/27 144A EUR ∞	700,000	784
Romanian Government International Bond 2.000%, 4/14/33 144A EUR ∞	1,400,000	1,212
5.250%, 5/30/32 144A EUR ∞	1,000,000	1,118
5.625%, 2/22/36 144A EUR ∞	1,700,000	1,882
6.375%, 9/18/33 144A EUR ∞	2,500,000	2,988
Saudi International Bond 4.500%, 10/26/46 §	9,300,000	8,192
5.000%, 1/16/34 144A	10,000,000	10,240
5.750%, 1/16/54 144A	700,000	713
Senegal Government International Bond 4.750%, 3/13/28 EUR §,∞	700,000	727
5.375%, 6/8/37 EUR §,∞	600,000	492
6.750%, 3/13/48 §	800,000	592
7.750%, 6/10/31 §	2,100,000	1,992
Serbia International Bond 1.500%, 6/26/29 EUR §,∞	4,400,000	4,360
1.650%, 3/3/33 144A EUR ∞	700,000	613
6.500%, 9/26/33 §	1,500,000	1,605
Sri Lanka Government International Bond 7.550%, 3/28/30 §,j	1,600,000	896
7.850%, 3/14/29 §,j	2,300,000	1,288
State of Israel 1.750%, 8/31/25 ILS ∞	7,200,000	1,893
State of Minas Gerais 5.333%, 2/15/28 §	80,000	80
State of Qatar 4.400%, 4/16/50 144A	1,200,000	1,113
4.400%, 4/16/50 §	2,400,000	2,226
4.817%, 3/14/49 §	800,000	790
5.103%, 4/23/48 §	1,200,000	1,233
Turkiye Government International Bond 4.875%, 4/16/43	6,200,000	4,674
5.750%, 5/11/47	4,400,000	3,564
5.875%, 5/21/30 EUR ∞	2,850,000	3,311

Governments (21.4%)	Shares/ Par +	Value $ (000’s)
Governments continued
50.000%, (Turkish Lira Overnight Reference Rate plus 50.000%), 9/6/28 TRY ∞	51,100,000	1,478
Ukraine Government International Bond 0.000%, 2/1/30 144A PO	377,887	164
0.000%, 2/1/34 144A PO	1,412,114	478
0.000%, 2/1/35 144A PO	1,193,337	520
0.000%, 2/1/36 144A PO	994,447	428
0.000%, 8/1/41 PO §,j	724,000	507
1.750%, 2/1/34 144A	1,865,284	826
1.750%, 2/1/35 144A	2,281,007	983
1.750%, 2/1/36 144A	2,498,410	1,065
1.750%, 2/1/29 144A	273,201	160
United Mexican States 2.125%, 10/25/51 EUR ∞	1,000,000	655
3.771%, 5/24/61	5,400,000	3,522
4.490%, 5/25/32 EUR ∞	1,700,000	1,912
4.500%, 1/31/50	2,300,000	1,827
6.000%, 5/7/36	2,600,000	2,648
6.350%, 2/9/35	1,700,000	1,782
6.400%, 5/7/54	1,150,000	1,150
US Treasury 4.000%, 11/15/42 ß	19,800,000	19,484
4.125%, 8/15/44	3,300,000	3,274
4.625%, 5/15/44	15,100,000	16,004
4.625%, 5/15/54	4,500,000	4,881
4.750%, 11/15/43 ß	8,700,000	9,385
Venezuela Government International Bond 6.000%, 12/9/49 §,j	32,000	4
7.000%, 3/31/38 §,j	204,000	27
7.650%, 4/21/25 §,j	1,955,000	264
8.250%, 10/13/24 §,j	356,000	48
9.000%, 5/7/23 §,j	32,000	4
9.250%, 5/7/28 §,j	1,241,000	180
9.375%, 1/13/34 j	1,400,000	234

Total		284,233

Total Governments (Cost: $294,307)		284,233

Municipal Bonds (0.4%)
Municipal Bonds (0.4%)
American Municipal Power, Inc. 7.834%, 2/15/41 RB	100,000	126
Bay Area Toll Authority 6.918%, 4/1/40 RB	100,000	118
City of Riverside California Electric Revenue 7.605%, 10/1/40 RB	200,000	249
Golden State Tobacco Securitization Corp. 3.850%, 6/1/50 RB	1,995,000	1,870
Irvine Ranch California Water District 6.622%, 5/1/40 RB	100,000	114
Los Angeles County California Public Works Financing Authority 7.618%, 8/1/40 RB	200,000	244
Metropolitan Government of Nashville & Davidson County Tennessee 6.568%, 7/1/37 RB	100,000	112
Municipal Electric Authority of Georgia 6.655%, 4/1/57 RB	94,000	108
New York City Transitional Finance Authority 5.508%, 8/1/37 RB	300,000	314

Multi-Sector Bond Portfolio

Municipal Bonds (0.4%)	Shares/ Par +	Value $ (000’s)
Municipal Bonds continued
New York State Urban Development Corp. 5.770%, 3/15/39 RB	90,000	93
Port Authority of New York & New Jersey 4.926%, 10/1/51 RB	200,000	201
5.647%, 11/1/40 RB	1,100,000	1,183
State of Illinois 6.630%, 2/1/35 GO	207,308	222
6.725%, 4/1/35 GO	80,385	86
7.350%, 7/1/35 GO	157,143	173

Total Municipal Bonds (Cost: $4,942)		5,213

Structured Products (34.0%)
Asset Backed Securities (12.9%)
ABFC Trust, Series 2007-WMC1, Class A1A
6.219%, (US SOFR 1 Month plus 1.365%), 6/25/37	7,545,698	5,446
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1
5.869%, (US SOFR 1 Month plus 1.015%), 12/25/34	1,231,263	1,108
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2
5.764%, (US SOFR 1 Month plus 0.910%), 1/25/35	32,038	30
ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2C
5.269%, (US SOFR 1 Month plus 0.415%), 7/25/36	6,894,659	1,623
ACHV ABS Trust, Series 2023-4CP, Class B
7.240%, 11/25/30 144A	1,065,401	1,070
ACHV ABS Trust, Series 2023-4CP, Class C
7.710%, 11/25/30 144A	700,000	709
ACHV ABS Trust, Series 2024-2PL, Class A
5.070%, 10/27/31 144A	500,000	502
ACHV ABS Trust, Series 2024-2PL, Class B
5.430%, 10/27/31 144A	1,500,000	1,506
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2
5.969%, (US SOFR 1 Month plus 1.115%), (AFC), 3/25/35	50,147	47
AIMCO CLO, Series 2015-AA, Class AR3
6.408%, (US SOFR 3 Month plus 1.250%), 10/17/34 144A	1,200,000	1,199
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1
5.839%, (US SOFR 1 Month plus 0.985%), 7/25/34	4,483	4
Anchorage Capital CLO, Ltd., Series 2018-10A, Class A1AR
6.401%, (US SOFR 3 Month plus 1.100%), 10/15/31 144A	800,000	800
Ares European CLO VI DAC, Series 2013-6A, Class ARR
4.295%, (Euribor 3 Month ACT/360 plus 0.610%), 4/15/30 144A EUR ∞	221,438	246
Ares European CLO, Series 10A, Class AR
4.465%, (Euribor 3 Month ACT/360 plus 0.780%), 10/15/31 144A EUR ∞	819,061	911

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4
5.869%, (US SOFR 1 Month plus 1.015%), 6/25/35	65,035	64
Atlas Senior Loan Fund XV Ltd, Series 2024-15A, Class A1R
6.503%, (US SOFR 3 Month plus 1.220%), 10/23/32 144A	2,500,000	2,500
Aurium CLO I DAC, Series 2019-1A, Class ARR
4.505%, (Euribor 3 Month ACT/360 plus 1.050%), 3/23/32 144A EUR ∞	249,739	278
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A
5.360%, 6/20/30 144A	4,000,000	4,111
Babson CLO, Ltd., Series 2018-1A, Class A1
6.513%, (US SOFR 3 Month plus 1.212%), 4/15/31 144A	3,377,038	3,379
Bain Capital Euro CLO, Series 2018-2A, Class AR
4.428%, (Euribor 3 Month ACT/360 plus 0.740%), 1/20/32 144A EUR ∞	256,988	286
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1
6.219%, (US SOFR 1 Month plus 1.365%), 8/25/37	23,061	23
Bluemountain CLO, Ltd., Series 2016-3A, Class AR12
6.318%, (US SOFR 3 Month plus 1.200%), 11/15/30 144A	2,647,624	2,650
Cairn CLO X BV, Series 2018-10A, Class AR
4.465%, (Euribor 3 Month ACT/360 plus 0.780%), 10/15/31 144A EUR ∞	692,641	768
Carlyle Global Market Strategies Euro CLO,
Series 2017-3A, Class A1R
4.385%, (Euribor 3 Month ACT/360 plus 0.700%), 1/15/31 144A EUR ∞	720,225	799
Carrington Mortgage Loan Trust, Series 2005- FRE1, Class M3
5.734%, (US SOFR 1 Month plus 0.880%), 12/25/35	8,016,000	6,539
Carvana Auto Receivables Trust, Series 2023- P1, Class A3
5.980%, 12/10/27 144A	1,878,618	1,892
CBAM CLO Management LLC, Series 2019-10A, Class A1R
6.664%, (US SOFR 3 Month plus 1.382%), 4/20/32 144A	3,286,286	3,289
Citigroup Mortgage Loan Trust, Series 2007- AHL1, Class A2C
5.389%, (US SOFR 1 Month plus 0.535%), 12/25/36	75,306	74
Citigroup Mortgage Loan Trust, Series 2007- FS1, Class 2A1A
4.310%, (US SOFR 1 Month plus 1.115%), (AFC), 10/25/37 144A	6,601,729	5,995
Countrywide Asset-Backed Certificates Trust, Series 2004-9, Class MV4
6.544%, (US SOFR 1 Month plus 1.690%), 11/25/34	51,792	52

Multi-Sector Bond Portfolio

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Countrywide Asset-Backed Certificates Trust, Series 2005-AB4, Class 2A4
5.669%, (US SOFR 1 Month plus 0.815%), 3/25/36	61,728	55
Countrywide Asset-Backed Certificates Trust, Series 2006-1, Class AF5
4.483%, (AFC), 7/25/36 Σ	73,262	70
Countrywide Asset-Backed Certificates Trust, Series 2006-26, Class 1A
5.109%, (US SOFR 1 Month plus 0.255%), 6/25/37	311,475	295
Countrywide Asset-Backed Certificates Trust, Series 2006-5, Class M1
5.494%, (US SOFR 1 Month plus 0.640%), 8/25/36	1,237,056	1,214
Countrywide Asset-Backed Certificates Trust, Series 2006-BC3, Class M2
5.449%, (US SOFR 1 Month plus 0.595%), 2/25/37	900,000	851
Countrywide Asset-Backed Certificates Trust, Series 2007-1, Class 2A3
5.109%, (US SOFR 1 Month plus 0.255%), 7/25/37	2,466	2
Countrywide Asset-Backed Certificates Trust, Series 2007-13, Class 1A
5.809%, (US SOFR 1 Month plus 0.955%), 10/25/47	876,681	859
Countrywide Asset-Backed Certificates Trust, Series 2007-9, Class 1A
5.169%, (US SOFR 1 Month plus 0.315%), 6/25/47	677,697	595
Countrywide Asset-Backed Certificates Trust, Series 2007-SEA1, Class 1A1
6.069%, (US SOFR 1 Month plus 1.215%), (AFC), 5/25/47 144A	906,710	730
CPS Auto Trust, Series 2024-A, Class B 5.650%, 5/15/28 144A	1,725,000	1,746
CPS Auto Trust, Series 2024-A, Class C 5.740%, 4/15/30 144A	1,575,000	1,602
CPS Auto Trust, Series 2024-D, Class A 4.910%, 6/15/28 144A	700,000	701
CPS Auto Trust, Series 2024-D, Class B 4.650%, 3/15/29 144A	800,000	799
CPS Auto Trust, Series 2024-D, Class C 4.760%, 1/15/31 144A	1,000,000	998
CRB Securitization Trust, Series 2023-1, Class A 6.960%, 10/20/33 144A	742,114	751
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE17, Class A1
4.745%, (US SOFR 1 Month plus 0.735%), 1/25/32	1,625	2
CVC Cordatus Loan Fund XI DAC, Series 2011-A, Class AR
4.335%, (Euribor 3 Month ACT/360 plus 0.650%), 10/15/31 144A EUR ∞	719,236	799
Drive Auto Receivables Trust, Series 2024-2, Class B 4.520%, 7/16/29	5,100,000	5,095

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Drive Auto Receivables Trust, Series 2024-2, Class C 4.670%, 5/17/32	3,000,000	2,995
Ellington Loan Acquisition Trust, Series 2007-2, Class A1
6.019%, (US SOFR 1 Month plus 1.165%), 5/25/37 144A	159,937	158
Euro-Galaxy III CLO BV, Series 2013-3A, Class ARRR
4.325%, (Euribor 3 Month ACT/360 plus 0.620%), 4/24/34 144A EUR ∞	299,255	331
Exeter Automobile Receivables Trust, Series 2024-1A, Class B 5.290%, 8/15/28	500,000	504
Exeter Automobile Receivables Trust, Series 2024-1A, Class C 5.410%, 5/15/30	500,000	509
Exeter Automobile Receivables Trust, Series 2024-5A, Class B 4.480%, 4/16/29	2,700,000	2,696
Exeter Automobile Receivables Trust, Series 2024-5A, Class C 4.640%, 1/15/30	2,100,000	2,096
Ford Auto Securitization Trust, Series 2023- BA, Class A1
5.889%, 5/15/26 144A CAD ∞	898,572	666
Foursight Capital Automobile Receivables Trust, Series 2024-1, Class A2
5.490%, 1/16/29 144A	817,434	823
Foursight Capital Automobile Receivables Trust, Series 2024-1, Class B
5.550%, 5/15/29 144A	1,000,000	1,018
Fremont Home Loan Trust, Series 2005-2, Class M4
5.899%, (US SOFR 1 Month plus 1.045%), 6/25/35	300,000	271
GLS Auto Receivables Trust, Series 2024-1A, Class B
5.490%, 7/17/28 144A	1,200,000	1,216
GLS Auto Receivables Trust, Series 2024-2A, Class B
5.770%, 11/15/28 144A	1,200,000	1,223
GLS Auto Select Receivables Trust, Series 2023-2A, Class B
6.670%, 12/17/29 144A	2,000,000	2,099
GreenSky Home Improvement Trust, Series 2024-1, Class A2
5.880%, 7/25/59 144A	1,000,000	1,011
GreenSky Home Improvement Trust, Series 2024-1, Class A3
5.550%, 7/25/59 144A	500,000	513
GreenSky Home Improvement Trust, Series 2024-1, Class B
5.870%, 7/25/59 144A	1,400,000	1,429
GreenSky Home Improvement Trust, Series 2024-1, Class C
6.360%, 7/25/59 144A	500,000	512
GSAA Home Equity Trust, Series 2006-17, Class A1
5.089%, (US SOFR 1 Month plus 0.235%), 11/25/36	44,702	10

Multi-Sector Bond Portfolio

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
GSAMP Trust, Series 2004-WF, Class M2
6.619%, (US SOFR 1 Month plus 1.765%), 10/25/34	12,172	13
GSAMP Trust, Series 2007-FM2, Class A2B
5.059%, (US SOFR 1 Month plus 0.205%), 1/25/37	139,579	84
GSAMP Trust, Series 2007-NC1, Class A2A
5.069%, (US SOFR 1 Month plus 0.215%), 12/25/46	11,408	6
Harvest CLO XX DAC, Series 2020-A, Class AR
4.368%, (Euribor 3 Month ACT/360 plus 0.680%), 10/20/31 144A EUR ∞	558,246	619
Henley Funding Ltd., Series 2024-7A, Class AR
4.675%, (Euribor 3 Month ACT/360 plus 0.990%), 4/25/34 144A EUR ∞	1,400,000	1,558
Hertz Vehicle Financing III LLC, Series 2023-1A, Class A
5.490%, 6/25/27 144A	2,600,000	2,627
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4
5.309%, (US SOFR 1 Month plus 0.455%), 4/25/37	500,000	441
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4
5.749%, (US SOFR 1 Month plus 0.895%), 11/25/35	109,270	101
IndyMac Residential Asset Backed Trust, Series 2007-B, Class 2A2
5.129%, (US SOFR 1 Month plus 0.275%), 7/25/37	292,333	160
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class M1
5.269%, (US SOFR 1 Month plus 0.415%), 3/25/37	400,000	387
KKR Financial CLO, Ltd., Series 9, Class AR2
6.513%, (US SOFR 3 Month plus 1.212%), 7/15/30 144A	865,121	865
LCM XV LP, Series 2015-A, Class AR2
6.544%, (US SOFR 3 Month plus 1.262%), 7/20/30 144A	348,407	348
LCM, Ltd., Series 31A, Class AR
6.562%, (US SOFR 3 Month plus 1.280%), 7/20/34 144A	1,000,000	1,002
Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A4
5.569%, (US SOFR 1 Month plus 0.715%), 2/25/36	50,462	43
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A4
5.509%, (US SOFR 1 Month plus 0.655%), 5/25/46	269,283	83
Long Beach Mortgage Loan Trust, Series 2006-4, Class 1A
5.269%, (US SOFR 1 Month plus 0.415%), 5/25/36	1,332,340	710
Madison Park Euro Funding XIV DAC, Series 14A, Class A1R
4.485%, (Euribor 3 Month ACT/360 plus 0.800%), 7/15/32 144A EUR ∞	299,753	332

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Magnetite CLO, Ltd., Series 2015-12A, Class AR4
6.451%, (US SOFR 3 Month plus 1.150%), 10/15/31 144A	2,788,727	2,790
Man GLG EURO CLO DAC, Series 2022-6A, Class AR
4.495%, (Euribor 3 Month ACT/360 plus 0.810%), 10/15/32 144A EUR ∞	201,493	224
Man GLG EURO CLO III DAC, Series 2021- 3A, Class AR
4.365%, (Euribor 3 Month ACT/360 plus 0.680%), 10/15/30 144A EUR ∞	66,077	74
Marble Point CLO X, Ltd., Series 2017-1A, Class AR
6.603%, (US SOFR 3 Month plus 1.302%), 10/15/30 144A	1,183,732	1,184
MASTR Asset Backed Securities Trust, Series 2004-OPT1, Class M1
5.749%, (US SOFR 1 Month plus 0.895%), 2/25/34	613,591	649
MASTR Asset Backed Securities Trust, Series 2004-WMC2, Class M1
5.869%, (US SOFR 1 Month plus 1.015%), 4/25/34	59,988	58
MASTR Asset Backed Securities Trust, Series 2006-FRE2, Class A1
5.269%, (US SOFR 1 Month plus 0.415%), 3/25/36	7,459,382	6,910
MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A2
5.169%, (US SOFR 1 Month plus 0.315%), 8/25/36	1,901,485	579
MASTR Asset Backed Securities Trust, Series 2006-HE5, Class A3
5.289%, (US SOFR 1 Month plus 0.435%), 11/25/36	1,539,048	918
MASTR Asset Backed Securities Trust, Series 2006-WMC4, Class A5
5.269%, (US SOFR 1 Month plus 0.415%), 10/25/36	1,179,429	386
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1
5.869%, (US SOFR 1 Month plus 1.015%), 2/25/47	638,042	373
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE5, Class M4
5.839%, (US SOFR 1 Month plus 0.985%), 9/25/35	6,149,900	5,136
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2MZ
5.549%, (US SOFR 1 Month plus 0.695%), 1/25/35	406,977	407
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class M2
5.674%, (US SOFR 1 Month plus 0.820%), 1/25/35	162,120	162
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5
5.959%, (US SOFR 1 Month plus 1.105%), 6/25/35	60,130	59

Multi-Sector Bond Portfolio

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE7, Class A2C
5.289%, (US SOFR 1 Month plus 0.435%), 9/25/36	56,795	24
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE8, Class A2C
5.109%, (US SOFR 1 Month plus 0.255%), 10/25/36	51,487	23
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE5, Class A2C
5.219%, (US SOFR 1 Month plus 0.365%), 3/25/37	51,334	22
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1
6.319%, (US SOFR 1 Month plus 1.465%), 2/25/33	10,680	11
Morgan Stanley Home Equity Loan Trust, Series 2007-2, Class A3
5.199%, (US SOFR 1 Month plus 0.345%), 4/25/37	2,710,295	1,419
Neuberger Berman CLO, Ltd., Series 2013-14A, Class AR2
6.555%, (US SOFR 3 Month plus 1.292%), 1/28/30 144A	2,570,416	2,573
NovaStar Mortgage Funding Trust, Series 2007-2, Class A2B
5.129%, (US SOFR 1 Month plus 0.275%), (AFC), 9/25/37	41,984	42
Oak Hill Euro Credit Partners VII DAC, Series 2021-7A, Class AR
4.428%, (Euribor 3 Month ACT/360 plus 0.740%), 10/20/31 144A EUR ∞	991,812	1,099
OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A 5.410%, 11/14/29 144A	2,000,000	2,037
OneMain Financial Issuance Trust, Series 2023-2A, Class A2
6.842%, (US 30 Day Average SOFR plus 1.500%), 9/15/36 144A	2,100,000	2,132
OZLM, Ltd., Series 2017-17A, Class A1RR
6.432%, (US SOFR 3 Month plus 1.150%), 7/20/30 144A	787,035	788
Pagaya AI Debt Trust, Series 2023-3, Class B 9.570%, 12/16/30 144A	999,801	1,021
Pagaya AI Debt Trust, Series 2024-3, Class A 6.258%, 10/15/31 144A	2,924,147	2,954
Popular Mortgage Pass-Through Trust, Series 2006-A, Class M1
5.554%, (US SOFR 1 Month plus 0.700%), (AFC), 2/25/36	1,157	1
RAAC Series, Series 2007-RP4, Class A
5.669%, (US SOFR 1 Month plus 0.465%), (AFC), 11/25/46 144A	140,008	136
Rad CLO 4, Ltd., Series 2019-4A, Class AR
6.515%, (US SOFR 3 Month plus 1.230%), 4/25/32 144A	1,015,066	1,016
RCKT Mortgage Trust, Series 2024-CES4, Class A1A 6.147%, (AFC), 6/25/44 144A Σ	2,218,574	2,254

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
RCKT Mortgage Trust, Series 2024-CES6, Class A1A 5.344%, (AFC), 9/25/44 144A Σ	989,934	995
Reach ABS Trust, Series 2024-2A, Class A 5.880%, 7/15/31 144A	444,796	448
Reach ABS Trust, Series 2024-2A, Class B 5.840%, 7/15/31 144A	3,500,000	3,561
Regatta XV Funding, Ltd., Series 2018-4A, Class A1R
6.485%, (US SOFR 3 Month plus 1.200%), 10/25/31 144A	3,051,148	3,053
Renaissance Home Equity Loan Trust, Series 2006-4, Class AF6 5.340%, 1/25/37 Σ	1,514,158	481
Residential Asset Securities Corp., Series 2007-KS3, Class AI4
5.309%, (US SOFR 1 Month plus 0.455%), (AFC), 4/25/37	1,036,109	998
Santander Drive Auto Receivables Trust, Series 2023-5, Class C 6.430%, 2/18/31	1,600,000	1,671
Santander Drive Auto Receivables Trust, Series 2023-6, Class C 6.400%, 3/17/31	812,500	855
Saranac CLO, Ltd., Series 2018-6A, Class A1R
6.333%, (US SOFR 3 Month plus 1.402%), 8/13/31 144A	1,593,052	1,595
Saxon Asset Securities Trust, Series 2006-1, Class M1
5.434%, (US SOFR 1 Month plus 0.580%), (AFC), 3/25/36	135,096	130
SMB Private Education Loan Trust, Series 2024-C, Class A1A 5.500%, 6/17/52 144A	1,346,022	1,386
SMB Private Education Loan Trust, Series 2024-C, Class A1B
6.442%, (US 30 Day Average SOFR plus 1.100%), 6/17/52 144A	480,722	477
SMB Private Education Loan Trust, Series 2024-D, Class A1A 5.380%, 7/15/53 144A	2,239,737	2,298
SMB Private Education Loan Trust, Series 2024-D, Class A1B
6.442%, (US 30 Day Average SOFR plus 1.100%), 7/15/53 144A	2,629,257	2,601
Sound Point CLO XIV, Ltd., Series 2017-2A, Class AR
6.526%, (US SOFR 3 Month plus 1.242%), 7/25/30 144A	1,016,022	1,016
Soundview Home Loan Trust, Series 2006-2, Class M2
5.494%, (US SOFR 1 Month plus 0.640%), 3/25/36	61,405	61
Soundview Home Loan Trust, Series 2006- OPT2, Class A4
5.529%, (US SOFR 1 Month plus 0.675%), 5/25/36	73,656	71

Multi-Sector Bond Portfolio

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Soundview Home Loan Trust, Series 2006-OPT3, Class M1
5.434%, (US SOFR 1 Month plus 0.580%), 6/25/36	6,683,445	5,883
Stream Innovations Issuer Trust, Series 2024-1A, Class A 6.270%, 7/15/44 144A	441,301	453
Structured Asset Investment Loan Trust, Series 2005-7, Class M2
5.734%, (US SOFR 1 Month plus 0.880%), 8/25/35	194,409	189
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3
5.119%, (US SOFR 1 Month plus 0.265%), 9/25/36	2,586	3
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4
5.309%, (US SOFR 1 Month plus 0.455%), 12/25/36	82,901	81
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class A6
5.389%, (US SOFR 1 Month plus 0.535%), 2/25/37	35,123	34
Toro European CLO 6 DAC, Series 6A, Class AR
4.624%, (Euribor 3 Month ACT/360 plus 0.920%), 1/12/32 144A EUR ∞	499,152	554
Toro European CLO DAC, Series 7A, Class ARE
4.352%, (Euribor 3 Month ACT/360 plus 0.810%), 2/15/34 144A EUR ∞	250,000	277
Tralee CLO VI, Ltd., Series 2024-6A, Class A1RR
6.505%, (US SOFR 3 Month plus 1.220%), 10/25/32 144A	1,000,000	1,000
Trinitas CLO VI, Ltd., Series 2017-6A, Class ARRR
6.615%, (US SOFR 3 Month plus 1.330%), 1/25/34 144A	1,600,000	1,603
Trinitas CLO XIV, Ltd., Series 2020-14A, Class A1R
6.625%, (US SOFR 3 Month plus 1.340%), 1/25/34 144A	3,500,000	3,503
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A
5.489%, (US SOFR 1 Month plus 0.635%), 3/25/36 144A	81,994	82
TSTAT 2022-1, Ltd., Series 1A, Class A1RR
6.432%, (US SOFR 3 Month plus 1.150%), 7/20/37 144A	1,000,000	1,000
Venture CDO, Ltd., Series 2018-33A, Class A1LR
6.623%, (US SOFR 3 Month plus 1.322%), 7/15/31 144A	890,327	891
Venture XXVIII CLO, Ltd., Series 2017-28A, Class A1R
6.534%, (US SOFR 3 Month plus 1.252%), 7/20/30 144A	125,410	125

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Vibrant CLO VII, Ltd., Series 2017-7A, Class A1R
6.584%, (US SOFR 3 Month plus 1.302%), 9/15/30 144A	52,036	52
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 1A
5.269%, (US SOFR 1 Month plus 0.415%), 1/25/37	93,279	80
World Omni Auto Receivables Trust, Series 2024-B, Class A3 5.230%, 9/17/29	800,000	820

Total		170,311

Mortgage Securities (21.1%)
Angel Oak Mortgage Trust, Series 2024-8, Class A1 5.338%, (AFC), 5/27/69 144A Σ	3,646,630	3,667
ATLX Trust, Series 2024-RPL1, Class A1 3.850%, (AFC), 4/25/64 144A Σ	994,581	964
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class A 2.627%, 1/15/32 144A	2,350,000	1,803
Banc of America Funding Trust, Series 2006-J, Class 4A1 5.017%, (CSTR), 1/20/47	21,630	19
Banc of America Funding Trust, Series 2007-6, Class A1
5.549%, (US SOFR 1 Month plus 0.695%), 7/25/37	34,234	32
BCAP LLC Trust, Series 2009-RR14, Class 2A2 3.961%, (CSTR), 7/26/36 144A	14,618	13
BCAP LLC Trust, Series 2009-RR5, Class 3A3 6.250%, (CSTR), 8/26/36 144A	2,020,338	838
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A 6.117%, (CSTR), 7/25/34	734	1
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1 4.434%, (CSTR), 6/25/47	48,048	44
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1 4.583%, (CSTR), 11/25/36	106,324	47
BMO Mortgage Trust, Series 2024-5C5, Class A2 5.462%, 2/15/57	1,500,000	1,549
BMO Mortgage Trust, Series 2024-5C5, Class A3 5.857%, 2/15/57	5,800,000	6,107
Chase Home Lending Mortgage Trust, Series 2023-RPL3, Class A1 3.250%, (AFC), 9/25/63 144A	6,518,080	5,938
Chase Home Lending Mortgage Trust, Series 2024-RPL1, Class A1A 3.250%, (AFC), 3/25/64 144A	1,341,682	1,220
Chase Home Lending Mortgage Trust, Series 2024-RPL2, Class A1A 3.250%, (AFC), 8/25/64 144A	1,359,541	1,236
Chase Home Lending Mortgage Trust, Series 2024-RPL3, Class A1A 3.250%, (AFC), 9/25/64 144A	1,380,613	1,252

Multi-Sector Bond Portfolio

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Chase Home Lending Mortgage Trust, Series 2024-RPL4, Class A1A 3.375%, (AFC), 12/25/64 144A Æ	3,300,000	3,030
CIM Trust, Series 2024-R1, Class A1 4.750%, (AFC), 6/25/64 144A	972,588	967
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3 6.000%, 9/25/37	1,229	1
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA 4.972%, (CSTR), 9/25/37	5,528	5
Citigroup Mortgage Loan Trust, Series 2007-10, Class 2A3A 5.472%, (CSTR), 9/25/37	9,836	8
Citigroup Mortgage Loan Trust, Series 2007- AR4, Class 2A2A 4.560%, (CSTR), 3/25/37	239,939	208
COLT Mortgage Loan Trust, Series 2024-3, Class A1 6.393%, (AFC), 6/25/69 144A Σ	970,605	990
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1 5.750%, 1/25/35	7,595	7
Countrywide Alternative Loan Trust, Series 2005-1CB, Class 2A1 6.000%, 3/25/35	256,108	118
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1
5.735%, (US SOFR 1 Month plus 0.775%), 11/20/35	3,289	3
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1
6.603%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 1/25/36	9,312	9
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3 5.500%, 1/25/36	97,865	56
Countrywide Alternative Loan Trust, Series 2005-J1, Class 1A8 5.500%, 2/25/35	80,553	73
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1 6.500%, 8/25/32	672	1
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1A13 5.500%, 11/25/35	142,426	81
Countrywide Alternative Loan Trust, Series 2006-45T1, Class 1A13 6.000%, 2/25/37	103,856	40
Countrywide Alternative Loan Trust, Series 2006-5T2, Class A1
5.469%, (US SOFR 1 Month plus 0.615%), 4/25/36	332,670	123
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1 5.391%, (CSTR), 5/25/36	5,161	5
Countrywide Alternative Loan Trust, Series 2006-OA12, Class A1B
5.265%, (US SOFR 1 Month plus 0.305%), 9/20/46	4,156	4

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A
5.270%, (US SOFR 1 Month plus 0.310%), 12/20/46	18,376	16
Countrywide Alternative Loan Trust, Series 2006-OA2, Class A1
5.495%, (US SOFR 1 Month plus 0.535%), 5/20/46	245,143	213
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A
5.285%, (US SOFR 1 Month plus 0.325%), 7/20/46	5,552	5
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2 6.000%, 5/25/37	216,912	98
Countrywide Alternative Loan Trust, Series 2007-AL1, Class A1
5.219%, (US SOFR 1 Month plus 0.365%), 6/25/37	3,131,254	2,578
Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A1
5.249%, (US SOFR 1 Month plus 0.395%), 4/25/47	21,462	19
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-22, Class 3A1 4.817%, (CSTR), 10/25/35	8,310	7
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB8, Class 1A1 5.192%, (CSTR), 12/20/35	234	–π
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-16, Class 2A1 6.500%, 11/25/36	13,118	4
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-9, Class A1 6.000%, 5/25/36	94,890	45
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-OA4, Class A1
6.083%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.960%), 4/25/46	33,967	10
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2006-OA4, Class A2
5.509%, (US SOFR 1 Month plus 0.655%), 4/25/46	900,138	257
Countrywide Home Loan Mortgage Pass- Through Trust, Series 2007-HYB1, Class 3A1 4.455%, (CSTR), 3/25/37	4,568	4
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1 6.500%, 4/25/33	211	–π
Credit Suisse Mortgage Trust, Series 2014-6R, Class 3A2 5.715%, (CSTR), 9/27/35 144A	131,284	112
Credit Suisse Mortgage Trust, Series 2021- RPL3, Class A1 2.000%, 1/25/60 144A	6,202,366	5,516
Cross Mortgage Trust, Series 2024-H4, Class A1 6.147%, (AFC), 7/25/69 144A Σ	974,682	990

Multi-Sector Bond Portfolio

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Cross Mortgage Trust, Series 2024-H6, Class A1
5.129%, (AFC), 9/25/69 144A Σ	2,400,000	2,401
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 2A3
5.500%, 12/25/35	260,112	221
EMF-NL BV, Series 2008-APRX, Class A2
4.462%, (Euribor 3 Month ACT/360 plus 0.800%), 4/17/41 EUR §,∞	35,701	39
Federal Home Loan Mortgage Corp.
4.500%, 5/1/54	5,418,023	5,326
5.000%, 11/1/52	19,473,440	19,490
5.500%, 12/1/52	18,749,088	19,011
Federal Home Loan Mortgage Corp., Series 5426, Class CF
6.251%, (US 30 Day Average SOFR plus 0.900%), 12/15/50	2,294,662	2,298
Federal National Mortgage Association, Series 2003-W6, Class F
5.745%, (US 30 Day Average SOFR plus 0.465%), 9/25/42	11,421	11
Federal National Mortgage Association, Series 2024-54, Class FC
6.250%, (US 30 Day Average SOFR plus 0.970%), 8/25/54	2,393,181	2,408
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5
5.750%, 5/25/37	150,793	54
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A
3.144%, 12/10/36 144A	1,000,000	991
GCAT Trust, Series 2024-NQM2, Class A1
6.085%, (AFC), 6/25/59 144A Σ	890,559	903
Government National Mortgage Association, Series 2019-H20, Class FC
5.967%, (US SOFR 1 Month plus 0.615%), 11/20/69	112,862	112
Government National Mortgage Association, Series 2020-H08, Class FC
6.117%, (US SOFR 1 Month plus 0.765%), 2/20/70	52,718	53
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1
6.609%, (CSTR), 9/25/35	364	–	π
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6
6.000%, 2/25/36	69,385	31
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1
4.609%, (CSTR), 1/25/36	749	1
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1
4.420%, (CSTR), 3/25/47	6,184	4
HarborView Mortgage Loan Trust, Series 2005-10, Class 2A1A
5.699%, (US SOFR 1 Month plus 0.735%), (AFC), 11/19/35	3,147	2
HarborView Mortgage Loan Trust, Series 2005-3, Class 2A1A
5.559%, (US SOFR 1 Month plus 0.595%), (AFC), 6/19/35	6,912	7

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
HomeBanc Mortgage Trust, Series 2005-1, Class A1
5.469%, (US SOFR 1 Month plus 0.615%), 3/25/35	2,371	2
HSI Asset Securitization Corp. Trust, Series 2006-NC1, Class 2A
5.409%, (US SOFR 1 Month plus 0.555%), 11/25/35	705,061	651
IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 5A1
5.489%, (CSTR), 10/25/34	11,837	11
IndyMac INDX Mortgage Loan Trust, Series 2005-AR12, Class 2A1A
5.449%, (US SOFR 1 Month plus 0.595%), (AFC), 7/25/35	935	1
IndyMac INDX Mortgage Loan Trust, Series 2005-AR14, Class 2A1A
5.569%, (US SOFR 1 Month plus 0.715%), 7/25/35	7,154	6
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1
5.533%, (CSTR), 10/25/35	5,071	4
JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1
5.565%, (CSTR), 7/25/35	2,224	2
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1
5.460%, (CSTR), 6/25/37	26,375	21
JP Morgan Mortgage Trust, Series 2024-5, Class A11
6.530%, (US 30 Day Average SOFR plus 1.250%), (AFC), 11/25/54 144A	1,439,086	1,434
LoanCore, Series 2022-CRE7, Class A
6.892%, (US 30 Day Average SOFR plus 1.550%), 1/17/37 144A	3,716,760	3,707
Luminent Mortgage Trust, Series 2006-6, Class A1
5.369%, (US SOFR 1 Month plus 0.515%), 10/25/46	606,829	547
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1
5.018%, (CSTR), 5/25/36	5,421	5
MF1, Series 2022-FL8, Class A
6.315%, (US SOFR 1 Month plus 1.350%), 2/19/37 144A	968,663	964
Mill City Mortgage Loan Trust, Series 2018-1, Class A1
3.250%, (AFC), 5/25/62 144A	384,621	379
New Residential Mortgage Loan Trust, Series 2021-NQM1R, Class A3
1.198%, (AFC), 7/25/55 144A	608,467	547
New Residential Mortgage Loan Trust, Series 2023-NQM1, Class A1A
6.864%, (AFC), 10/25/63 144A Σ	3,328,629	3,388
OBX Trust, Series 2023-NQM8, Class A1
7.045%, (AFC), 9/25/63 144A Σ	2,255,235	2,308
OBX Trust, Series 2023-NQM9, Class A1
7.159%, (AFC), 10/25/63 144A Σ	4,202,439	4,311
OBX Trust, Series 2024-HYB2, Class A1
3.617%, (CSTR), 4/25/53 144A	2,820,139	2,803

Multi-Sector Bond Portfolio

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
OBX Trust, Series 2024-NQM8, Class A1
6.233%, (AFC), 5/25/64 144A Σ	944,056	960
OPEN Trust, Series 2023-AIR, Class A
8.186%, (US SOFR 1 Month plus 3.089%), 10/15/28 144A	3,190,862	3,221
PRPM Trust, Series 2023-NQM2, Class A1
6.250%, (AFC), 8/25/68 144A Σ	2,685,730	2,715
PRPM Trust, Series 2024-NQM1, Class A1
6.265%, (AFC), 12/25/68 144A Σ	913,041	929
PRPM Trust, Series 2024-NQM2, Class A1
6.327%, (AFC), 6/25/69 144A Σ	974,588	991
PRPM Trust, Series 2024-NQM3, Class A1
5.228%, (AFC), 8/25/69 144A Σ	2,700,000	2,700
RCKT Mortgage Trust, Series 2024-CES5, Class A1A
5.846%, (AFC), 8/25/44 144A Σ	1,761,157	1,783
RCKT Mortgage Trust, Series 2024-CES7, Class A1A
5.158%, (AFC), 10/25/44 144A Σ	1,200,000	1,200
Residential Accredit Loans, Inc., Series 2006-QA7, Class 1A1
5.349%, (US SOFR 1 Month plus 0.495%), 8/25/36	3,366	3
Residential Accredit Loans, Inc., Series 2006-QA8, Class A1
5.349%, (US SOFR 1 Month plus 0.495%), 9/25/36	10,309	9
Residential Accredit Loans, Inc., Series 2007-QA1, Class A1
5.249%, (US SOFR 1 Month plus 0.395%), 1/25/37	297	–	π
Residential Asset Securitization Trust, Series 2007-A2, Class 2A2
6.500%, 4/25/37	3,309,579	913
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2
5.929%, (US SOFR 1 Month plus 1.075%), 1/25/36	27,526	26
Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3
5.944%, (US SOFR 1 Month plus 1.090%), 12/25/35	57,076	57
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1
5.289%, (US SOFR 1 Month plus 0.435%), 10/25/35	28,949	27
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2
6.538%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 2/25/36	192,302	164
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1
5.329%, (US SOFR 1 Month plus 0.475%), (AFC), 7/25/46	122,082	104
Suntrust Alternative Loan Trust, Series 2005-1F, Class 1A1
5.619%, (US SOFR 1 Month plus 0.765%), 12/25/35	4,211	3

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Towd Point Mortgage Trust, Series 2015-4, Class B2
4.134%, (CSTR, AFC), 4/25/55 144A	2,500,000	2,435
Towd Point Mortgage Trust, Series 2017-2, Class M1
3.750%, (AFC), 4/25/57 144A	2,500,000	2,452
Uniform Mortgage Backed Security TBA
4.000%, 11/12/50	20,600,000	19,799
4.500%, 10/15/54	6,600,000	6,488
5.500%, 11/15/54	8,000,000	8,093
6.000%, 11/15/54	41,100,000	42,004
6.500%, 11/15/54	59,200,000	61,001
Verus Securitization Trust, Series 2023-4, Class A1
5.811%, (AFC), 5/25/68 144A Σ	836,470	842
Verus Securitization Trust, Series 2023-7, Class A1
7.070%, (AFC), 10/25/68 144A Σ	2,462,614	2,525
Verus Securitization Trust, Series 2024-INV1, Class A1
6.116%, (AFC), 3/25/69 144A Σ	3,134,881	3,184
WaMu Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6
5.530%, (CSTR, AFC), 2/25/33	445	–	π
WaMu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 3A3
3.966%, (CSTR), 10/25/36	11,223	10
WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1
4.572%, (CSTR), 3/25/36	87,107	82
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 2A1
5.073%, (CSTR), 8/25/36	5,283	5
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A1
4.168%, (CSTR), 2/25/37	2,075	2
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2
5.823%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.700%), 4/25/47	204,280	162
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1
7.097%, (CSTR), 7/25/37	20,199	19
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1
6.574%, (CSTR), 4/25/36	17,752	17
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1
6.440%, (CSTR), 11/25/37	14,202	13

Total		279,725

Total Structured Products (Cost: $450,252)		450,036

Bank Loan Obligations (2.6%)
Bank Loan Obligations (2.6%)
Adient US LLC, 7.595%, (US SOFR 1 Month plus 2.750%), 1/31/31	16,666	17
Air Canada, 7.253%, (US SOFR 1 Month plus 2.500%), 3/21/31	1,293,500	1,295

Multi-Sector Bond Portfolio

Bank Loan Obligations (2.6%)	Shares/ Par +	Value $ (000’s)
Bank Loan Obligations continued
Albion Financing 3 SARL, 7.958%, (Euribor 3 Month ACT/360 plus 4.250%), 8/16/29 EUR∞	1,400,000	1,564
AmSurg Corp. First Out, 11.078%, (US SOFR 3 Month plus 5.750%), 7/20/26Æ	281,436	281
AmSurg Corp. Last Out, 13.203%, (US SOFR 3 Month plus 7.875%), 11/3/28Þ	1,041,869	1,068
Avolon TLB Borrower 1 LLC, 6.961%, (US SOFR 1 Month plus 2.000%), 6/22/28	1,161,165	1,163
Broadcom, Inc. Term A3, 5.980%, (US SOFR 1 Month plus 1.250%), 8/14/26	1,150,000	1,144
Charter Communications Operating LLC, 7.082%, (US SOFR 3 Month plus 1.750%), 2/1/27	568,202	568
Connect Finco SARL, 8.345%, (US SOFR 1 Month plus 3.500%), 12/11/26	340,250	338
Cotiviti, Inc., 8.451%, (US SOFR 1 Month plus 3.250%), 5/1/31	2,885,500	2,882
Directv Financing LLC, 10.210%, (US SOFR 1 Month plus 5.250%), 8/2/29	1,025,750	1,007
First Student Bidco, Inc., 7.704%, (US SOFR 1 Month plus 3.000%), 7/21/28	997,418	998
Fortress Intermediate 3, Inc., 8.595%, (US SOFR 1 Month plus 3.750%), 6/27/31	1,400,000	1,396
Global Medical Response, Inc., 10.461%, (US SOFR 1 Month plus 5.500%), 10/31/28Þ	276,190	274
LifePoint Health, Inc., 8.965%, (US SOFR 1 Month plus 4.000%), 5/17/31	1,496,250	1,496
Modena Buyer LLC, 9.104%, (US SOFR 3 Month plus 4.500%), 7/1/31	1,800,000	1,719
Newfold Digital Holdings Group, Inc., 8.810%, (US SOFR 3 Month plus 3.500%), 2/10/28	994,859	876
Republic of Turkey, 9.794%, (Euribor 3 Month ACT/360 plus 6.210%), 4/27/31 EUR∞,Æ	1,700,000	2,092
Restaurant Brands International, 6.595%, (US SOFR 1 Month plus 1.750%), 9/20/30	2,394,000	2,367
Rockpoint Gas Storage Partners LP, 8.701%, (US SOFR 1 Month plus 3.500%), 9/12/31	1,300,000	1,293
Setanta Aircraft Leasing DAC, 6.354%, (US SOFR 3 Month plus 1.750%), 11/5/28	2,000,000	2,009
SOCAR Turkey Energy, Inc., 6.887%, (Euribor 6 Month ACT/360 plus 3.450%), 8/11/26 EUR∞	5,800,000	6,416
Standard Industries, Inc., 6.920%, (US SOFR 1 Month plus 2.000%), 9/22/28	784,225	786
Station Casinos LLC, 7.095%, (US SOFR 1 Month plus 2.250%), 3/14/31	1,194,000	1,188
Wand NewCo 3, Inc., 8.095%, (US SOFR 1 Month plus 3.250%), 1/30/31	700,000	699

Total Bank Loan Obligations (Cost: $35,261)		34,936

Short-Term Investments (6.2%)
Asset Backed Securities (0.0%)
GreenSky Home Improvement Trust, Series 2024-1, Class A1
5.850%, 7/25/25 144A	53,803	54

Total		54

Commercial Paper (0.1%)
AES Corp.

Short-Term Investments (6.2%)	Shares/ Par +	Value $ (000’s)
Commercial Paper continued
5.500%, 10/1/24	1,800,000	1,799

Total		1,799

Governments (0.8%)
US Treasury
0.000%, 10/3/24	1,937,000	1,936
0.000%, 10/8/24	212,000	212
0.000%, 10/10/24	1,084,000	1,083
0.000%, 10/17/24b	230,000	230
0.000%, 10/31/24b	21,000	21
0.000%, 12/19/24b	182,000	180
0.125%, 4/15/25b	708,690	696
0.375%, 7/15/25b	6,655,474	6,560

Total		10,918

Repurchase Agreements (5.3%)
Canadian Imperial Bank of Commerce repurchase (Purchased on 9/19/24, to be repurchased at $20,025,677, collateralized by Province of Ontario Government Bond, 2.6%, due 6/2/27, par and fair value of $20,433,000 and $20,254,416, respectively) 4.260%, 10/1/24 CAD∞	20,000,000	14,788
Canadian Imperial Bank of Commerce repurchase (Purchased on 9/20/24, to be repurchased at $20,023,342, collateralized by Province of Ontario Government Bond, 4.65%, due 6/2/41, par and fair value of $18,737,000 and $20,159,138, respectively) 4.260%, 10/3/24 CAD∞	20,000,000	14,788
Citigroup Global Markets, Inc. repurchase (Purchased on 9/30/24, to be repurchased at $100,014, collateralized by US Treasury Note, 1.25%, due 12/31/26, par and fair value of $108,000 and $102,566,respectively) 4.960%, 10/2/24	100,000	100
Citigroup Global Markets, Inc. repurchase (Purchased on 9/30/24, to be repurchased at $27,703,793, collateralized by US Treasury Note, 4.875%, due 11/30/25, par and fair value of $27,920,000 and $28,225,375,respectively) 4.930%, 10/2/24	27,700,000	27,700
Deutsche Bank Securities, Inc. repurchase (Purchased on 9/30/24, to be repurchased at $12,401,705, collateralized by US Treasury Bond, 4.625%, due 5/15/54, par and fair value of $11,451,000 and $12,434,176,respectively) 4.950%, 10/1/24	12,400,000	12,400

Total		69,776

Total Short-Term Investments (Cost: $82,423)		82,547

Total Investments (110.7%) (Cost: $1,512,920)@		1,467,365

Other Assets, Less Liabilities (-10.7%)		(142,189)

Net Assets (100.0%)		1,325,176

Multi-Sector Bond Portfolio

Reverse Repurchase Agreements

Reference Entity	Counterparty	Interest Rate	Borrowing Date	Maturity Date	Currency	Amount Borrowed (000’s)	Payable for Reverse Repurchase Agreements (000s)
Intesa Sanpaolo SpA	Morgan Stanley & Co.	2.000%	9/17/24	Open	EUR	(393)	$(438)
	International PLC
Nexi SpA	Barclays Bank PLC	0.000%	9/17/24	Open	EUR	(1,317)	(1,466)
Nexi SpA	Morgan Stanley & Co.	0.000%	9/17/24	Open	EUR	(564)	(628)
	International PLC
Serbia International Bond	Barclays Bank PLC	4.700%	9/19/24	Open	USD	(883)	(883)
Ubisoft Entertainment	JP Morgan Securities PLC	2.000%	9/26/24	Open	EUR	(84)	(93)
Ubisoft Entertainment	Barclays Bank PLC	2.000%	9/26/24	Open	EUR	(336)	(374)

							$(3,882)

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Euro-Bobl Future	Long	EUR	28,300	283	12/24	$37,818	$408	$24
Euro-BTP Future	Long	EUR	500	5	12/24	676	17	–π
Euro-Bund Future	Short	EUR	1,500	15	12/24	2,253	(33)	(2)
Euro-Schatz Future	Long	EUR	26,500	265	12/24	31,615	141	11
Five-Year US Treasury Note Future	Long	USD	82,600	826	12/24	90,763	179	(303)
Long Gilt Future	Short	GBP	600	6	12/24	790	5	1
Ten-Year US Treasury Note Future	Long	USD	16,500	165	12/24	18,856	10	(75)
Ultra Ten-Year US Treasury Note Future	Long	USD	5,700	57	12/24	6,743	(90)	(29)
US Treasury Long Bond Future	Short	USD	600	6	12/24	745	8	4

							$645	$(369)

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
1-Day JPY - MUTKCALM Compounded-OIS	0.400%	6/32	1,460,000	JPY	$108	$152	$260	$(5)
1-Day JPY - MUTKCALM Compounded-OIS	0.850%	9/33	1,880,000	JPY	(128)	88	(40)	(5)
1-Day USD-SOFR Compounded-OIS	3.750%	12/34	45,300	USD	(1,932)	171	(1,761)	122
1-Day USD-SOFR Compounded-OIS	3.500%	12/54	18,900	USD	138	(894)	(756)	53
6-Month Euribor	2.250%	3/55	6,275	EUR	(10)	5	(5)	(16)

					$(1,824)	$(478)	$(2,302)	$149

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
1-Day GBP-SONIO Compounded-OIS	4.000%	9/29	16,900	GBP	$238	$148	$386	$(29)
1-Day GBP-SONIO Compounded-OIS	3.750%	9/34	3,000	GBP	30	12	42	(4)
1-Day GBP-SONIO Compounded-OIS	3.750%	9/54	1,200	GBP	25	(35)	(10)	2

Multi-Sector Bond Portfolio

Centrally Cleared Interest Rate Swaps - Pay Floating Rate (continued)

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
6-Month AUD-BBR-BBSW	4.750%	12/33	42,200	AUD	$46	$442	$488	$(60)
6-Month Euribor	2.500%	3/27	16,400	EUR	75	97	172	3
6-Month Euribor	2.500%	3/30	2,300	EUR	18	26	44	1
6-Month Euribor	2.500%	3/35	19,350	EUR	167	179	346	16
Canadian Overnight Repo Rate Average	3.750%	12/25	35,200	CAD	(158)	378	220	(1)
Canadian Overnight Repo Rate Average	2.500%	6/29	8,000	CAD	(247)	216	(31)	(1)

					$194	$1,463	$1,657	$(73)

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Markit CDX Emerging Markets Index, Series 34	1.000%	12/25	1.224%	5,336	USD	$(59)	$45	$(14)	$1
Markit CDX Emerging Markets Index, Series 36	1.000%	12/26	0.948%	33,028	USD	(841)	877	36	5
Markit CDX Emerging Markets Index, Series 37	1.000%	6/27	1.106%	490	USD	(23)	22	(1)	–π
Markit CDX Emerging Markets Index, Series 38	1.000%	12/27	1.186%	4,200	USD	(217)	194	(23)	1
Markit CDX Emerging Markets Index, Series 39	1.000%	6/28	1.268%	2,100	USD	(101)	82	(19)	–π
Markit CDX Emerging Markets Index, Series 40	1.000%	12/28	1.400%	13,300	USD	(515)	312	(203)	(3)
Markit CDX Emerging Markets Index, Series 41	1.000%	6/29	1.525%	4,100	USD	(143)	52	(91)	1
Markit CDX Emerging Markets Index, Series 42	1.000%	12/29	1.631%	3,700	USD	(110)	3	(107)	1
Markit CDX North America High Yield Index, Series 38	5.000%	6/27	2.146%	576	USD	(9)	50	41	–π
Markit CDX North America High Yield Index, Series 40	5.000%	6/28	2.717%	588	USD	1	43	44	–π
Markit CDX North America High Yield Index, Series 41	5.000%	12/28	2.889%	6,039	USD	278	188	466	(392)
Markit CDX North America High Yield Index, Series 42	5.000%	6/29	3.057%	29,700	USD	1,790	513	2,303	(870)
Markit CDX North America High Yield Index, Series 43	5.000%	12/29	3.303%	58,000	USD	4,256	(24)	4,232	(24)
Markit CDX North America Investment Grade Index, Series 42	1.000%	6/29	0.477%	32,100	USD	544	183	727	(33)

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection (continued)

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Markit CDX North America Investment Grade Index, Series 43	1.000%	12/29	0.528%	56,000	USD	$1,260	$(8)	$1,252	$(7)

						$6,111	$2,532	$8,643	$(1,320)

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
AT&T, Inc.	1.000%	6/25	0.253%	100	USD	$(1)	$2	$1	$	–π
AT&T, Inc.	1.000%	6/26	0.341%	100	USD	1	–	1		–π
Carnival Corp.	1.000%	12/28	1.731%	600	USD	(112)	95	(17)		–π
Ford Motor Co.	5.000%	6/25	0.300%	200	USD	2	5	7		–π
Ford Motor Co.	5.000%	12/25	0.343%	400	USD	5	17	22		–π
Ford Motor Co.	5.000%	6/26	0.579%	1,000	USD	18	56	74		(1)
Ford Motor Co.	5.000%	6/27	0.897%	300	USD	16	16	32		–π
Ford Motor Co.	5.000%	6/27	0.918%	900	USD	35	60	95		(1)
General Electric Co.	1.000%	12/26	0.110%	400	USD	2	6	8		–π
General Electric Co.	1.000%	6/26	0.101%	3,800	USD	14	42	56		–π
Glencore Finance Europe, Ltd.	5.000%	6/31	1.418%	1,000	EUR	219	21	240		–π
Marks & Spencer PLC	1.000%	12/24	0.191%	2,900	EUR	(6)	12	6		(1)
Marks & Spencer PLC	1.000%	6/27	0.463%	100	EUR	(4)	6	2		–π
Marks & Spencer PLC	1.000%	12/28	0.734%	500	EUR	(23)	29	6		–π
Volkswagen International Finance NV	1.000%	6/29	1.038%	3,100	EUR	29	(35)	(6)		(6)

						$195	$332	$527		$(9)

	Financial Derivative Assets			Financial Derivative Liabilities

Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$ 206	$ 40	$ 246	$ (1,459)	$ (409)	$ (1,868)	$ –

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Barclays Bank PLC	AUD	7,601	5,255	10/2/24	$25	$—	$25
Sell	UBS AG	AUD	7,601	5,255	10/2/24	—	(88)	(88)
Sell	Barclays Bank PLC	AUD	7,601	5,258	11/4/24	—	(25)	(25)
Buy	HSBC Bank PLC	CAD	11,894	8,795	10/2/24	—	(58)	(58)
Sell	Goldman Sachs Bank USA	CAD	20,026	14,807	10/1/24	—	(27)	(27)
Sell	Goldman Sachs Bank USA	CAD	11,886	8,789	10/2/24	22	—	22
Sell	BNP Paribas SA	CAD	20,023	14,806	10/3/24	—	(33)	(33)
Sell	HSBC Bank PLC	CAD	11,885	8,795	11/4/24	58	—	58
Buy	UBS AG	CHF	6,696	7,912	10/2/24	17	—	17
Sell	UBS AG	CHF	6,702	7,919	10/2/24	59	—	59
Sell	UBS AG	CHF	6,671	7,912	11/4/24	—	(18)	(18)
Buy	BNP Paribas SA	CNH	13,668	1,953	10/25/24	25	—	25
Buy	JP Morgan Chase Bank NA	CNH	13,888	1,985	10/25/24	25	—	25
Sell	JP Morgan Chase Bank NA	CNH	579	83	10/25/24	—	(2)	(2)

Multi-Sector Bond Portfolio

Forward Foreign Currency Contracts

(continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)		Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Royal Bank of Canada	CNH	80,685	11,530	10/25/24	$—	$(230)		$(230)
Sell	BNP Paribas SA	CNH	13,636	1,953	11/20/24	—	(25)		(25)
Sell	JP Morgan Chase Bank NA	CNH	13,856	1,984	11/20/24	—	(25)		(25)
Buy	HSBC Bank PLC	EUR	1,796	1,999	10/2/24	4	—		4
Buy	JP Morgan Chase Bank NA	EUR	602	670	10/2/24	5	—		5
Buy	Royal Bank of Canada	EUR	150,317	167,325	10/2/24	—	(336)		(336)
Sell	Barclays Bank PLC	EUR	7,701	8,572	10/2/24	7	—	π	7
Sell	Goldman Sachs Bank USA	EUR	140,776	156,704	10/2/24	48	—		48
Sell	HSBC Bank PLC	EUR	2,458	2,736	10/2/24	3	(6)		(3)
Sell	JP Morgan Chase Bank NA	EUR	1,780	1,981	10/2/24	—	(10)		(10)
Sell	Royal Bank of Canada	EUR	150,317	167,555	11/4/24	334	—		334
Buy	BNP Paribas SA	GBP	2,922	3,907	10/2/24	60	—		60
Buy	HSBC Bank PLC	GBP	14,833	19,831	10/2/24	—	(8)		(8)
Sell	Barclays Bank PLC	GBP	17,755	23,737	10/2/24	—	(316)		(316)
Sell	HSBC Bank PLC	GBP	14,833	19,830	11/4/24	8	—		8
Buy	Goldman Sachs Bank USA	IDR	774,150	51	10/15/24	1	—		1
Buy	BNP Paribas SA	IDR	10,477,596	692	10/16/24	16	—		16
Buy	Goldman Sachs Bank USA	IDR	2,925,471	193	10/16/24	4	—		4
Buy	HSBC Bank PLC	IDR	21,646,450	1,429	10/16/24	32	—		32
Buy	JP Morgan Chase Bank NA	IDR	2,443,545	161	10/16/24	3	—		3
Buy	Goldman Sachs Bank USA	IDR	16,353,247	1,079	10/23/24	21	—		21
Buy	HSBC Bank PLC	IDR	21,068,174	1,390	10/23/24	25	—		25
Sell	Goldman Sachs Bank USA	IDR	174,216	11	10/16/24	—	—	π	—π
Buy	Barclays Bank PLC	ILS	1,290	347	10/18/24	—	(4)		(4)
Sell	Bank of America NA	ILS	1,188	319	10/18/24	—	(4)		(4)
Sell	BNP Paribas SA	ILS	654	175	10/18/24	1	—		1
Sell	Goldman Sachs Bank USA	ILS	359	96	10/18/24	3	—		3
Sell	JP Morgan Chase Bank NA	ILS	2,114	567	10/18/24	7	—		7
Sell	BNP Paribas SA	ILS	7,156	1,936	9/2/25	19	—		19
Buy	BNP Paribas SA	INR	889,196	10,601	10/24/24	14	—		14
Buy	Goldman Sachs Bank USA	INR	59,781	713	10/24/24	2	—		2
Buy	UBS AG	JPY	101,663	707	10/2/24	—	(3)		(3)
Sell	BNP Paribas SA	JPY	103,452	720	10/2/24	—	(1)		(1)
Sell	UBS AG	JPY	101,195	707	11/5/24	3	—		3
Sell	HSBC Bank PLC	KRW	12,789,943	9,793	10/23/24	—	(215)		(215)
Sell	JP Morgan Chase Bank NA	KRW	2,289,079	1,752	10/23/24	—	(40)		(40)
Sell	Goldman Sachs Bank USA	MXN	9,952	501	11/29/24	—	(3)		(3)
Sell	BNP Paribas SA	MXN	5,314	267	12/11/24	—	(3)		(3)
Sell	BNP Paribas SA	MXN	19,033	956	12/18/24	24	—		24
Sell	Goldman Sachs Bank USA	MXN	24,936	1,252	12/18/24	32	—		32
Sell	HSBC Bank PLC	MXN	2,238	112	12/18/24	—	(1)		(1)
Sell	Royal Bank of Canada	MXN	10,701	537	12/18/24	1	—		1
Sell	Goldman Sachs Bank USA	MXN	6,547	326	2/11/25	—	(4)		(4)
Buy	BNP Paribas SA	NZD	4,562	2,898	10/2/24	59	—		59
Buy	Barclays Bank PLC	NZD	4,562	2,899	11/4/24	16	—		16
Sell	Barclays Bank PLC	NZD	4,562	2,898	10/2/24	—	(16)		(16)
Sell	JP Morgan Chase Bank NA	PEN	17,437	4,703	10/15/24	—	(20)		(20)
Sell	Bank of America NA	PEN	1,794	484	10/16/24	—	(7)		(7)
Buy	Goldman Sachs Bank USA	PLN	7,005	1,820	10/2/24	55	—		55
Buy	Bank of America NA	PLN	1,116	290	10/18/24	3	—		3
Buy	JP Morgan Chase Bank NA	PLN	3,880	1,008	10/18/24	—	(1)		(1)
Buy	UBS AG	PLN	2,999	779	10/18/24	7	—		7
Buy	Barclays Bank PLC	PLN	6,201	1,610	10/25/24	—	(5)		(5)
Buy	JP Morgan Chase Bank NA	PLN	4,028	1,046	10/25/24	15	—		15
Buy	Barclays Bank PLC	PLN	4	1	11/4/24	—	—	π	—π
Buy	BNP Paribas SA	PLN	4,380	1,137	11/4/24	—	(5)		(5)
Buy	HSBC Bank PLC	PLN	6,378	1,656	11/4/24	7	(6)		1

Multi-Sector Bond Portfolio

Forward Foreign Currency Contracts

(continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	UBS AG	PLN	347	90	11/4/24	$—	$(1)	$(1)
Sell	BNP Paribas SA	PLN	4,377	1,137	10/2/24	5	—	5
Sell	HSBC Bank PLC	PLN	2,277	592	10/2/24	6	—	6
Buy	HSBC Bank PLC	SGD	3,595	2,797	10/2/24	—	(1)	(1)
Sell	Bank of America NA	SGD	970	754	10/2/24	—	(8)	(8)
Sell	JP Morgan Chase Bank NA	SGD	2,625	2,042	10/2/24	—	(24)	(24)
Sell	HSBC Bank PLC	SGD	3,589	2,797	11/4/24	1	—	1
Buy	Barclays Bank PLC	TRY	20,225	584	10/15/24	17	—	17
Buy	JP Morgan Chase Bank NA	TRY	7,145	202	11/4/24	7	—	7
Buy	JP Morgan Chase Bank NA	TRY	28,168	795	11/6/24	34	—	34
Buy	JP Morgan Chase Bank NA	TRY	26,592	749	11/7/24	32	—	32
Buy	Goldman Sachs Bank USA	TRY	2,379	67	11/13/24	3	—	3
Buy	Barclays Bank PLC	TRY	67,800	1,861	11/29/24	43	(1)	42
Buy	JP Morgan Chase Bank NA	TRY	10,772	277	2/3/25	9	—	9
Buy	UBS AG	TRY	6,594	169	2/7/25	7	—	7
Buy	JP Morgan Chase Bank NA	TRY	25,882	612	5/2/25	21	—	21
Buy	JP Morgan Chase Bank NA	TRY	2,248	53	5/5/25	2	—	2
Buy	JP Morgan Chase Bank NA	TRY	49,486	1,167	5/6/25	47	—	47
Buy	JP Morgan Chase Bank NA	TRY	36,027	848	5/8/25	37	—	37
Buy	UBS AG	TWD	3,240	103	11/18/24	—π	—	—π
Sell	BNP Paribas SA	TWD	78,979	2,506	11/18/24	—	(29)	(29)
Sell	Goldman Sachs Bank USA	TWD	210,039	6,663	11/18/24	9	—π	9
Sell	HSBC Bank PLC	TWD	45,016	1,428	11/18/24	—	(22)	(22)
Sell	JP Morgan Chase Bank NA	TWD	26,044	826	11/18/24	—	(25)	(25)
Buy	Barclays Bank PLC	ZAR	76,905	4,445	10/18/24	246	—	246
Buy	UBS AG	ZAR	64,723	3,741	10/18/24	204	—	204
Sell	Bank of America NA	ZAR	63,384	3,664	10/18/24	28	—	28
Sell	BNP Paribas SA	ZAR	7,852	454	10/18/24	4	—	4

						$1,832	$(1,656)	$176

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Republic of Indonesia	Barclays Bank PLC	1.000%	6/31	0.879%	USD	5,700	$(161)	$202	$41
Republic of Poland	JP Morgan Chase Bank NA	1.000%	6/29	0.652%	USD	2,000	24	6	30
Republic of Turkey	Morgan Stanley Capital Services LLC	1.000%	12/28	2.285%	USD	3,000	(195)	49	(146)
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	12/26	0.548%	USD	300	—π	3	3
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	6/27	0.662%	USD	100	—π	1	1
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	6/28	0.869%	USD	100	(1)	2	1
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	12/28	0.966%	USD	300	(3)	3	—π

							$(336)	$266	$(70)

Multi-Sector Bond Portfolio

Written Options

Description	Counterparty	Currency	Notional Par (000’s)	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call - Ten-Year Interest Rate Swaption	Goldman Sachs Bank USA	USD	900	$2.975	10/24	900,000	$	—π
Call - Ten-Year Interest Rate Swaption	Goldman Sachs Bank USA	USD	800	2.985	10/24	800,000		—π
Call - Ten-Year Interest Rate Swaption	Goldman Sachs Bank USA	USD	400	2.995	10/24	400,000		—π
Call - Ten-Year Interest Rate Swaption	Goldman Sachs Bank USA	USD	400	3.000	10/24	400,000		—π
Call - Ten-Year Interest Rate Swaption	JP Morgan Chase Bank NA	USD	800	3.046	10/24	800,000		(1)
Call - Ten-Year Interest Rate Swaption	Goldman Sachs Bank USA	USD	900	3.050	10/24	900,000		—π
Call - Ten-Year Interest Rate Swaption	JP Morgan Chase Bank NA	USD	800	3.063	10/24	800,000		(1)
Call - Ten-Year Interest Rate Swaption	Morgan Stanley Capital Services LLC	USD	1,700	3.115	10/24	1,700,000		(5)
Call - Ten-Year Interest Rate Swaption	JP Morgan Chase Bank NA	USD	800	3.131	10/24	800,000		(3)
Put - Ten-Year Interest Rate Swaption	Goldman Sachs Bank USA	USD	900	3.375	10/24	900,000		(3)
Put - Ten-Year Interest Rate Swaption	Goldman Sachs Bank USA	USD	800	3.385	10/24	800,000		(3)
Put - Ten-Year Interest Rate Swaption	Goldman Sachs Bank USA	USD	400	3.395	10/24	400,000		(2)
Put - Ten-Year Interest Rate Swaption	Goldman Sachs Bank USA	USD	400	3.400	10/24	400,000		(1)
Put - Ten-Year Interest Rate Swaption	JP Morgan Chase Bank NA	USD	800	3.446	10/24	800,000		(3)
Put - Ten-Year Interest Rate Swaption	Goldman Sachs Bank USA	USD	900	3.450	10/24	900,000		(2)
Put - Ten-Year Interest Rate Swaption	JP Morgan Chase Bank NA	USD	800	3.463	10/24	800,000		(2)
Put - Ten-Year Interest Rate Swaption	Morgan Stanley Capital Services LLC	USD	1,700	3.465	10/24	1,700,000		(6)
Put - Ten-Year Interest Rate Swaption	JP Morgan Chase Bank NA	USD	800	3.481	10/24	800,000		(2)

(Premiums Received $49)								$(34)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$1,832	$76	$1,909	$(1,656)	$(34)	$(146)	$(1,835)

Restricted Securities

Description	Coupon	Maturity Date	Acquisition Date	Cost (000’s)		Value (000’s)		Value as a Percentage of Net Assets
AmSurg Corp.			11/2/23	$396		$512		0.04%
Constellation Oil - Class B			6/10/22	12		12		–%
Corestate Capital Holding SA			8/22/23	–	π	–	π	–%
DrillCo Holding Lux SA - Class B			6/8/23	54		66		0.01%
DrillCo Holding Lux SA - Class C			6/8/23	484		596		0.04%
Turkiye Is Bankasi AS, Series 2024-H	7.96	11/15/34	9/18/24	1,250		1,250		0.09%

Multi-Sector Bond Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
d	Restricted security – see accompanying table for additional details
π	Amount is less than one thousand.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024 the value of these securities (in thousands) was $508,448 representing 38.4% of the net assets.

f	Defaulted Security – not accruing income as of the date of this report.
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At September 30, 2024, the aggregate value of these securities was $198,452 (in thousands), representing 15.0% of net assets.

∞	Foreign Bond – par value is foreign denominated.
a	Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
y	Contingent convertible security
µ	Perpetual maturity, date shown, if applicable, represents next contractual call date.
Þ	PIK - Payment In Kind. PIK rate of AmSurg Corp. Last Out is 13.20%, Corestate Capital Holding SA is 11.00%, and Global Medical Response, Inc. is 10.46%.
b	Part or all of the security has been pledged as collateral.
S	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@

At September 30, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,513,330 and the net unrealized depreciation of investments based on that cost was $40,605 which is comprised of $45,710 aggregate gross unrealized appreciation and $86,315 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Multi-Sector Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2024.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Bank Loan Obligations
Bank Loan Obligations	$—	$32,563	$2,373
Common Stocks	—	—	1,467
Municipal Bonds	—	5,213	—
Corporate Bonds
Basic Materials	—	8,323	520
Financial	—	187,671	1,475
All Others	—	410,944	—
Governments	—	284,233	—
Structured Products
Asset Backed Securities	—	170,311	—
Mortgage Securities	—	276,695	3,030
Short-Term Investments	—	82,547	—
Other Financial Instruments^
Futures	768	—	—
Forward Foreign Currency Contracts	—	1,832	—
Interest Rate Swaps	—	1,958	—
Credit Default Swaps	—	9,727	—

Total Assets:	$768	$1,472,017	$8,865

Liabilities:
Other Financial Instruments^
Futures	(123)	—	—
Forward Foreign Currency Contracts	—	(1,656)	—
Written Options	—	(34)	—
Interest Rate Swaps	—	(2,603)	—
Credit Default Swaps	—	(627)	—
Reverse Repurchase Agreements	—	(3,882)	—

Total Liabilities:	$(123)	$(8,802)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2024.

For the period ended September 30, 2024, there were transfers from Level 3 to Level 2 in the amount of $5,336 (in thousands). These transfers were the result of an increase in the quantity of observable inputs for the securities that were previously not priced by a third party vendor.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
BRL-CDI	Brazil Interbank Deposit Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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